Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document and Entity Information
Entity Registrant Name	Mecox Lane Ltd
Entity Central Index Key	0001501775
Document Type	20-F
Document Period End Date	Dec 31, 2012
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	423,870,274
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY

CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 13,291,063	$ 40,097,545
Short-term investments	20,682,480	20,631,910
Accounts receivable	1,452,864	1,993,962
Amount due from a related party		356,090
Other receivables	5,149,844	6,921,738
Advances to suppliers and prepaid expenses	6,297,463	2,138,815
Merchandise inventories	27,349,540	31,286,353
Deferred tax assets-current portion		323,911
Total current assets	74,223,254	103,750,324
Property and equipment, net	46,528,057	43,236,593
Prepaid land use right	6,125,104	6,234,620
Intangible assets, net	1,263,644	1,450,220
Other non-current assets	249,903	833,427
TOTAL ASSETS	128,389,962	155,505,184
Current liabilities:
Accounts payable (including accounts payable of the consolidated VIEs without recourse to Mecox Lane Limited of 4,886,576 and 3,101,935 as of December 31, 2011 and 2012, respectively)	19,063,827	23,867,229
Advances from customers (including advances from customers of the consolidated VIEs without recourse to Mecox Lane Limited of 1,790,998 and 1,345,714 as of December 31, 2011 and 2012, respectively)	4,570,595	4,723,687
Amount due to a related party	547,478
Accrued expenses (including accrued expenses of the consolidated VIEs without recourse to Mecox Lane Limited of 5,378,698 and 281,152 as of December 31, 2011 and 2012, respectively)	5,153,056	8,725,738
Other current liabilities (including other current liabilities of the consolidated VIEs without recourse to Mecox Lane Limited of 4,142,652 and 1,955,777 as of December 31, 2011 and 2012, respectively)	7,358,589	5,694,457
Income tax payable (including income tax payable of the consolidated VIEs without recourse to Mecox Lane Limited of 107,032 and 34,718 as of December 31, 2011 and 2012, respectively)	1,779,978	1,793,016
Total current liabilities	38,473,523	44,804,127
Commitments and contingencies (Note 16)
Equity:
Ordinary shares ($0.0001 par value; 10,000,000,000 shares authorized, 405,192,227 and 408,727,673 shares issued, and 405,192,227and 403,790,426 shares outstanding as of December 31, 2011 and December 31, 2012)	40,873	40,519
Additional paid-in capital	165,934,265	163,806,117
Treasury stock (at cost)	(572,168)
Accumulated deficit	(82,811,023)	(60,415,020)
Accumulated other comprehensive income	6,292,753	6,201,555
Statutory reserve	931,739	967,886
Total Mecox Lane Limited equity	89,816,439	110,601,057
Noncontrolling interests	100,000	100,000
Total equity	89,916,439	110,701,057
TOTAL LIABILITIES,AND EQUITY	$ 128,389,962	$ 155,505,184

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Accounts payable	$ 19,063,827	$ 23,867,229
Advances from customers	4,570,595	4,723,687
Accrued expenses	5,153,056	8,725,738
Other current liabilities	7,358,589	5,694,457
Income tax payable	1,779,978	1,793,016
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	10,000,000,000	10,000,000,000
Ordinary shares, shares issued	408,727,673	405,192,227
Ordinary shares, shares outstanding	403,790,426	405,192,227
VIEs
Accounts payable	3,101,935	4,886,576
Advances from customers	1,345,714	1,790,998
Accrued expenses	281,152	5,378,698
Other current liabilities	1,955,777	4,142,652
Income tax payable	$ 34,718	$ 107,032

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
Net revenues	$ 151,816,057		$ 217,893,838		$ 227,541,298
Cost of goods sold (excluding depreciation and amortization)	97,466,871		144,738,541		132,641,621
Operating expenses:
Selling, general and administrative expenses	76,309,520		104,534,226		86,244,899
Depreciation and amortization	4,216,962		4,411,298		4,468,527
Other operating income, net	(1,805,346)		(932,748)		(774,986)
Total operating expenses	78,721,136		108,012,776		89,938,440
Income (loss) from operations	(24,371,950)		(34,857,479)		4,961,237
Interest income	2,143,396		2,231,462		440,875
Other income, net	120,315		2,307,270
Income (loss) before income tax	(22,108,239)		(30,318,747)		5,402,112
Income tax expense	(323,911)		(2,943,769)		(957,648)
Net income (loss)	(22,432,150)		(33,262,516)		4,444,464
Accretion of interest to redeemable noncontrolling interests	20,416		256,792
Net income (loss) attributable to redeemable noncontrolling interests	(20,416)		(295,647)		13,855
Net income (loss) attributable to Mecox Lane Limited shareholders	(22,432,150)		(33,223,661)		4,430,609
Net income (loss)	(22,432,150)		(33,262,516)		4,444,464
Other comprehensive income (loss), net of tax of nil:
Change in cumulative foreign currency translation adjustment	91,198		3,909,408		942,264
Comprehensive income (loss)	(22,340,952)		(29,353,108)		5,386,728
Comprehensive income (loss) attributable to redeemable noncontrolling interests			(38,855)		13,855
Comprehensive income (loss) attributable to Mecox Lane Limited shareholders	$ (22,340,952)		$ (29,314,253)		$ 5,372,873
Earnings (loss) per ordinary share:
Basic (in dollars per share)	$ (0.06)		$ (0.08)		$ 0.01
Diluted (in dollars per share)	$ (0.06)		$ (0.08)		$ 0.01
Earnings (loss) per ADS:
Basic (in dollars per share)	$ (1.94)	[1]	$ (2.87)	[1]	$ 0.36	[1]
Diluted (in dollars per share)	$ (1.94)	[1]	$ (2.87)	[1]	$ 0.3	[1]
Weighted average ordinary shares used in per share calculation
Basic (in shares)	404,247,016		405,192,243		242,026,404
Diluted (in shares)	404,247,016		405,192,243		396,873,164
Weighted average ADS used in per share calculation
Basic (in shares)	11,549,914		11,576,921		6,915,040
Diluted (in shares)	11,549,914		11,576,921		11,339,233

[1]	ADS amounts adjusted for a change in the ratio of the Company's American Depositary Shares ("ADSs") to ordinary shares ("Shares") from 1:7 to 1:35 ("Ratio Change"), effective as of February 1, 2013.

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
Tax effect of other comprehensive income (loss)
American Depositary Shares ("ADSs") to ordinary shares ("Shares") ratio	0.1429	0.1429	0.1429

CONSOLIDATED STATEMENTS OF EQUITY (DEFICIT) (USD $)	Total	Ordinary shares	Treasury stock, at cost	Additional paid-in capital	Accumulated deficit	Statutory reserve	Accumulated other comprehensive income	Non-controlling interest
Balance at Dec. 31, 2009	$ (67,107)	$ 20,923		$ 29,116,169	$ (31,383,298)	$ 729,216	$ 1,349,883	$ 100,000
Balance (in shares) at Dec. 31, 2009		209,230,993
Increase (Decrease) In Stockholders' Equity
Net income (loss) attributable to Mecox Lane Limited shareholders	4,430,609				4,430,609
Statutory reserve come from/to deficit					(238,305)	238,305
Series B, C and D preference shares converted into ordinary shares upon initial public offering	25,354,226	12,396		25,341,830
Series B, C and D preference shares converted into ordinary shares upon initial public offering (in shares)		123,961,259
Issuance of ordinary shares upon initial public offering, net of issuance costs	101,640,402	7,200		101,633,202
Issuance of ordinary shares upon initial public offering, net of issuance costs (in shares)		72,000,005
Share-based compensation	3,345,896			3,345,896
Foreign currency translation adjustments	942,264						942,264
Balance at Dec. 31, 2010	135,646,290	40,519		159,437,097	(27,190,994)	967,521	2,292,147	100,000
Balance (in shares) at Dec. 31, 2010		405,192,257
Increase (Decrease) In Stockholders' Equity
Net income (loss) attributable to Mecox Lane Limited shareholders	(33,223,661)				(33,223,661)
Statutory reserve come from/to deficit					(365)	365
Refund of issuance costs	15,418			15,418
Fraction shares repurchased in ADS conversion	(5)			(5)
Fraction shares repurchased in ADS conversion (in shares)		(30)
Share-based compensation	4,353,607			4,353,607
Foreign currency translation adjustments	3,909,408						3,909,408
Balance at Dec. 31, 2011	110,701,057	40,519		163,806,117	(60,415,020)	967,886	6,201,555	100,000
Balance (in shares) at Dec. 31, 2011	405,192,227	405,192,227
Increase (Decrease) In Stockholders' Equity
Net income (loss) attributable to Mecox Lane Limited shareholders	(22,432,150)				(22,432,150)
Statutory reserve come from/to deficit					36,147	(36,147)
Repurchase of ordinary shares	(572,168)		(572,168)
Repurchase of ordinary shares (in shares)			(4,937,247)
Vesting of restricted shares		348		(348)
Vesting of restricted shares (in shares)		3,477,129
Exercise of stock options	9,331	6		9,325
Exercise of stock options (in shares)		58,317
Share-based compensation	2,119,171			2,119,171
Foreign currency translation adjustments	91,198						91,198
Balance at Dec. 31, 2012	$ 89,916,439	$ 40,873	$ (572,168)	$ 165,934,265	$ (82,811,023)	$ 931,739	$ 6,292,753	$ 100,000
Balance (in shares) at Dec. 31, 2012	403,790,426	408,727,673	(4,937,247)

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income (loss)	$ (22,432,150)	$ (33,262,516)	$ 4,444,464
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Share-based compensation	2,119,171	4,353,607	3,345,896
Bad debt expense	(8,404)	(13,275)	(24,540)
Depreciation and amortization	4,216,264	4,337,701	4,468,527
Impairment losses	1,684,668	81,870
Loss on disposal of property and equipment	951,933	389,744	610,138
Changes in operating assets and liabilities:
Accounts receivable	552,365	(397,854)	512,202
Amount due from a related party	356,090	(356,090)
Other receivables	1,782,226	3,153,303	(5,856,605)
Advances to suppliers and prepaid expenses	843,454	(639,940)	219,816
Merchandise inventories	3,998,614	6,193,787	(15,630,526)
Prepaid land use right		(6,234,620)
Other non-current assets	583,524	(393,629)	431,015
Accounts payable	(2,492,648)	(1,445,285)	3,892,684
Advances from customers	(164,059)	(1,378,387)	521,088
Accrued expenses	(3,580,741)	1,791,986	(1,438,348)
Amount due to a related party	547,478	(8,529)	(167,212)
Income tax payable	(17,368)	283,371	(538,667)
Other current liabilities	(254,229)	1,134,255	496,559
Deferred tax	323,911	2,701,243	(1,160,536)
Net cash used in operating activities	(10,989,901)	(19,709,258)	(5,874,045)
Cash flows from investing activities:
Purchase of property and equipment	(10,166,624)	(33,627,377)	(6,671,142)
Purchase of intangible assets	(640,506)	(540,494)	(703,705)
Proceeds from disposal of property and equipment	246,580	195,777	60,123
Prepayment for the new equity investment	(5,000,000)
Purchase of short-term investments	(20,682,480)	(20,631,910)	(30,199,200)
Proceeds from sale of short-term investments	20,631,910	30,199,200	7,322,363
Net cash used in investing activities	(15,611,120)	(24,404,804)	(30,191,561)
Cash flows from financing activities
Collection of note receivable from option exercise	9,325		556,988
Gross proceeds from issuance of ordinary shares from initial public offering			105,229,853
Repurchase of fraction shares during ADS conversion		(5)
Repurchase of treasury shares	(572,168)
Offering expenses incurred (refund)		15,418	(3,096,180)
Net cash provided by (used in) financing activities	(562,843)	15,413	102,690,661
Effect of exchange rate changes	357,382	(1,815,758)	629,044
Net increase (decrease) in cash and cash equivalents	(26,806,482)	(45,914,407)	67,254,099
Cash and cash equivalents at beginning of year	40,097,545	86,011,952	18,757,853
Cash and cash equivalents at end of year	13,291,063	40,097,545	86,011,952
Supplemental disclosure of cash flow information
Income taxes paid	41,987	314,121	3,151,197
Non-cash investing and financing activities:
Payables for purchase of property and equipment	4,840,689	4,009,951	156,341
Deferred initial public offering cost			$ (493,271)

ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2012
ORGANIZATION AND PRINCIPAL ACTIVITIES
ORGANIZATION AND PRINCIPAL ACTIVITIES

1.                               ORGANIZATION AND PRINCIPAL ACTIVITIES

Mecox Lane Limited (“the “Company”) was incorporated in the Cayman Islands on May 28, 1996. The Company, its subsidiaries and variable interest entities (“VIEs”) (collectively the “Group”) is engaged in the design and sale of apparel, accessories, home and healthcare products through its online platform and stores.

As of December 31, 2012, the Company’s significant consolidated subsidiaries and VIEs consist of the following:

		Place of	Percentage of
Name	Date of incorporation	incorporation	shareholdings	Principal activities
Mecox Lane (Hong Kong) Limited	March 17, 2010	Hong Kong	100%	Investment holding
Shanghai Mecox Lane International Mailorder Co., Ltd. (“Mecox Lane Mailorder”)	January 8, 1996	China	100%	Telephonic sales of garments, accessories and other products
Clarence Consultants Limited (“Clarence”)	March 30, 1998	Cayman Islands	100%	Investment holding
eMecoxLane Co., Ltd (“eMecoxLane”)	December 13, 2000	Cayman Islands	100%	Investment holding
eMecoxLane (Hong Kong) Co., Ltd.	March 16, 2010	Hong Kong	100%	Investment holding
Mecox Lane Technology (China) Limited	July 9, 2010	China	100%	Sale of garments and accessories
Mai Wang Information Technology (Shanghai) Co., Ltd.	September 8, 2008	China	100%	Software development and information
Mai Wang Trading (Shanghai) Co. Ltd. (“Mai Wang Trading”)	April 5, 2000	China	100%	Wholesale of garments
Shanghai Xian Ni Garment Co., Ltd. (“Xian Ni”)	December 27, 1993	China	96.70%	Investment holding
Mexi-Care Limited (“Mexi-Care”)	April 24,2012	Cayman Islands	100%	Investment holding
Mexi-Care Holdings (Hong Kong) Limited (“Mexi-Care HK”)	May 25,2012	Hong Kong	100%	Investment holding
Rampage China Limited (“Rampage Cayman”)	February 18, 2009	Cayman Islands	80%	Investment holding
Rampage China (Hong Kong) Limited	March 30, 2009	Hong Kong	80%	Investment holding
Rampage Trading (Shanghai) Co., Ltd.	May 14, 2010	China	80%	Wholesale of garments
Mecox Lane E-commerce*: (Shanghai) Co., Ltd. (“MecoxLane E-commerce”, previously known as Shanghai Mecox Lane Information Technology Co., Ltd.)	August 6, 2002	China	100%	Online sales and maintenance of Company website
Shanghai Mecox Lane Shopping Co., Ltd (“Mecox Lane Shopping”)	July 19, 2005	China	VIE	Sale of garments and office accessories
Shanghai Shang Xun Information Technology Co., Ltd. (“Shang Xun”, previously known as Shanghai Wangji Marketing Services Co., Ltd.)	September 14, 2006	China	VIE	Software development and information technology support
Shanghai Rampage Shopping Co., Ltd. (“Rampage Shopping”)	November 24, 2008	China	VIE	Retail of apparels and accessories

* In February 2012, MecoxLane Information changed its name to Mecox Lane E-Commerce Co., Limited, or Mecox Lane E-Commerce, as a result, the equity interests in Mecox Lane E-Commerce were transferred from its original shareholders to MecoxLane Hong Kong. The contractual arrangements among Mai Wang Trading, Mecox Lane E-Commerce and its shareholders have been terminated and Mecox Lane E-Commerce became a wholly-owned subsidiary of our company.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2.                               SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a)                          Basis of presentation

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”).

The consolidated financial statements include the financial statements of the Company, its subsidiaries and its VIEs. The Company and its subsidiaries have entered into contractual arrangements with the VIEs and its shareholder, which enables the Company to (1) have power to direct activities that most significantly affects the economic performance of the VIEs, and (2) receive the economic benefits of the VIEs that could be significant to the VIEs. Accordingly, the Company is considered the primary beneficiary of the VIEs and has consolidated the VIEs’ financial results of operations, assets and liabilities in the Company’s consolidated financial statements. All inter-company transactions and balances have been eliminated upon consolidation.

As of December 31, 2012, the Group had net current assets of $35,749,731, including cash and short term investments of $13,291,063 and $20,682,480, respectively. The Group had net loss of $33,262,516 and $22,432,150, and net operating cash outflow of $19,709,258 and $10,989,901 for the years ended December 31, 2011 and 2012, respectively.  In the preparation of the consolidated financial statements as of December 31, 2012 and for the year then ended, the Group’s management concluded that a going concern basis of preparation was appropriate after it analyzed the cash flow forecast for the twelve months ending December 31, 2013, taking into consideration its expected cash flows from operations, as well as its current cash position and plans for capital expenditures.

(b)                          Principles of consolidation

The consolidated financial statements include the financial statements of the Company, its majority-owned subsidiaries and VIEs for which it is deemed the primary beneficiary. All intercompany transactions, balances and unrealized profit and losses have been eliminated on consolidation. All the assets of its consolidated VIEs can be used to only settle their respective obligations.

The Group evaluates the need to consolidate certain VIEs in which equity investors do not have the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support. Details of certain key agreements between the Group and its VIEs, which include Mecox Lane Shopping, Shang Xun, and Rampage Shopping, are as follows:

Power of Attorney:  The equity owners of the VIEs irrevocably appointed the Company’s officers to vote on their behalf on all matters, including matters related to the transfer of their respective equity interests in the VIEs and appointment of the VIEs’ chief officer.

Share Pledge Agreement:  The equity owners pledge their respective equity interests in the VIEs as a guarantee for the payment by the VIEs of technical and consulting services fees under the exclusive technical consulting and services agreements. Each of the above pledges has been registered with the relevant local branch of the State Administration for Industry and Commerce in China.

Exclusive Technical Consulting and Services Agreement:  The Company provides the VIEs with technical consulting and information services. The Company is the exclusive provider of these services. The initial term of these agreements is 10 years. In consideration for those services, the VIEs agree to pay the Company service fees and pledged their equity interests in the VIEs as collateral for payment.

Business Loan Agreement:  Loans were granted to the equity owners of the VIEs to provide the funds necessary to capitalize the VIEs. The Company has the option to acquire the VIEs for an amount equal to the loans granted when and if the Chinese government lifts its foreign ownership restrictions on relative to Internet content provision and physical store development businesses in the PRC. Upon acquisition, the Business Loan Agreements will be cancelled. The Company participated significantly in the design of these VIEs. Based on these series of agreements, the shareholders of the VIEs grant the Company powers of attorney to exercise all their rights as shareholders of the VIEs, including the right to appoint board members and senior management members. Thus the Company has the ability to effectively control the VIEs. The Company is also able to receive the economic benefits of these VIEs, because its ability to effectively determine the services fees payable by the VIEs to the Company under the exclusive business cooperation agreements and exclusive service agreement, which are part of the contractual arrangements. Therefore, Company has determined that it is the primary beneficiary of the aforementioned entities and has consolidated their respective results from the date of initial involvement or date of establishment. As of December 31, 2011 and 2012, the financial information of the VIEs included in the accompanying consolidated financial statements are shown in the table below. All the assets of the Company’s consolidated VIEs can be used to only settle their respective obligations.

	December 31, 2011	December 31, 2012
	$	$
Cash and cash equivalents	3,449,087	3,684,138
Accounts receivable—net	1,394,375	689,035
Other receivables	5,029,346	2,894,714
Merchandise inventory	2,756,050	7,668,644
Property and equipment—net	2,726,201	1,639,478
Other non-current assets	1,196,974	200,069
Total Assets	16,552,033	16,776,078
Accounts payable	4,886,576	3,101,935
Advances from customers	1,790,998	1,345,714
Accrued expenses	5,378,698	281,152
Other current liabilities	4,142,652	1,955,777
Income taxes payable	107,032	34,718
Total Liabilities	16,305,956	6,719,296

(c)                       Use of estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and reported amounts of revenues and expenses during the reporting period. Actual results may differ from these estimates. The Group bases its estimates on historical experience and various other factors believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying value of assets and liabilities that are not readily apparent from other sources. Significant accounting estimates reflected in the Group’s financial statements include useful lives of and impairment for long-lived assets, share-based compensation, valuation allowance of deferred tax assets and inventory valuation.

(d)                          Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and highly liquid investments which are unrestricted as to withdrawal or use, and which have maturities of three months or less when purchased.

(e)                           Short-term investments

Short-term investments consist of structured time deposits maintained in a bank having maturities of greater than three months when purchased. The structured time deposits are classified as held to maturity debt securities and are carried at amortized cost, which is equivalent to their initial acquisition cost.

(f)                             Merchandise inventories

Merchandise inventory is stated at the lower of cost or market. Cost of merchandise inventory is determined using the weighted-average cost method. Adjustments are recorded to write down the cost of inventory to the estimated market value due to slow-moving merchandise and broken assortments, which is dependent upon factors such as historical trends with similar merchandise, inventory aging, historical and forecasted consumer demand, and promotional environment. Write downs are recorded in cost of goods sold in the consolidated statements of comprehensive income (loss).

The Company recorded $948,934, $7,900,784 and $9,360,824 of inventory write-downs and shortages in 2010, 2011 and 2012, respectively.

(g)                          Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation. Depreciation is calculated on a straight-line basis over the following estimated useful lives:

Leasehold improvements	Lesser of lease term or estimated useful life of 2 years
Office equipment	5 years
Furniture	5 years
Vehicles	5 years
Buildings	25 years

(h)                          Prepaidland use right

Prepaid land use right represents prepayments for the land where the Group’s logistic center is located. The prepayment is amortized over its lease period of 50 years.

(i)                             Acquired intangible assets

Acquired intangible assets consist primarily of trademarks, and computer software carried at cost less accumulated amortization. Amortization for trademarks and computer software is computed using the straight- line method over the license period of five years.

(j)                             Asset Retirement Obligations

The Group records an asset retirement obligation when it has a legal obligation associated with the retirement of a tangible long-lived asset that is incurred upon the acquisition, construction, development or normal operation of that long-lived asset. The Group’s asset retirement obligations are primarily associated with leasehold improvements for which, at the end of a lease, the Group is contractually obligated to remove in order to comply with the lease agreement. The Group recognizes asset retirement obligations at the inception of a lease with such conditions, if a reasonable estimate of fair value can be made. The Group’s asset retirement obligation was immaterial for all periods presented.

(k)                          Impairment of long-lived assets

The Group evaluates its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. When these events occur, the Group assesses the recoverability of these long-lived assets by comparing the carrying amount of the assets to the future undiscounted cash flows expected to result from the use of the assets and their eventual disposition. If the future undiscounted cash flow is less than the carrying amount of the assets, the Group recognizes an impairment equal to the difference between the carrying amount and fair value of these assets. The Group recorded an impairment loss for its long-lived assets in the amount of $1,684,668 for the year ended December 31, 2012 in selling, general and administrative expenses. See Note 4 and 5, “Property and equipment, net” and “Intangible assets, net”, for additional discussion on the impairment of long-lived assets.

(l)                             Franchise

The Group enters into franchise agreements with unaffiliated franchisees to operate under the Group’s brand names. Under these agreements, the Group charges its franchisees nominal upfront fees for the use of the Group’s information system, which is amortized ratably over the franchise agreement period. Further, key aspects of the agreements provide that (i) the Group is required to approve the location of the franchisee stores, (ii) the franchisee stores may only sell to end customers and may not make bulk sales or internet sales, (iii) the Group will provide training of the store supervisor, as appointed by the franchisee, and store personnel, (iv) the Group will provide fashion trend updates and training on new products and (v) the franchisee will bear the cost of items (iii) and (iv). The Group is not involved in the daily operations nor does it participate in the decision making process of the franchisees.

The Company offers discounts to all of the franchisees at fixed percentage of retail price of the merchandise sold, and requires all of the franchisees to make full payment prior to the delivery of products.

(m)                       Revenue recognition

The Group recognizes revenue from the sale of both its own and third-party apparel and accessories, home products, healthcare products and other merchandise through its online platform, including its customer service centers and internet website, and from the sale of merchandise through its stores. The Group recognizes revenue when persuasive evidence of an arrangement exists, products are delivered, the price to the buyer is fixed or determinable and collectability is reasonably assured.

The Group utilizes delivery service providers when sales are made through its online platform. The Group accepts credit card and debit card payments or cash-on-delivery (“COD”) for products ordered through its website and customer service center. Credit and debit card receivables as of December 31, 2011 and 2012 are immaterial. The Group normally collects credit and debit card receivables within three to four days after the sale. Credit and debit card processing fees are recorded in selling, general and administrative expenses and were immaterial for all periods presented. For COD sales, the delivery service providers are responsible for collecting payment from the customer at the point of delivery. The Group estimates and defers revenue and the related product costs for shipments that are in-transit to the customer. Revenue is recognized at the time the customer receives the product which is typically within a few days of shipment. Amounts collected by delivery service providers but not remitted to the Group are classified as accounts receivable on the consolidated balance sheets. Payments received in advance of delivery are classified as advances from customers. The Company pays a fee to the delivery service provider and records such fee in cost of goods sold.

The Group evaluates whether it is appropriate to record the gross amount of product sales and related costs or the net amount earned as commissions when selling third-party products. The Group records such sales on a gross basis because the Group has several, if not all, of the following indicators for gross reporting: is primarily obligated in the transaction, is subject to inventory risk and has latitude in establishing prices and selecting suppliers.

The Group recognizes revenue from its own retail stores at the point of sale.

The Group allows customers from its online platform and own retail stores to return product within 10 to 30 days of the sale, depending on the nature of the customer. The Group estimates sales returns for such sales based on its own historical return experience and records the estimated returns as a reduction of revenue at the time of sale.

The Group recognizes revenues from sales to franchisees upon sale to the ultimate customer when products are held by the franchisee on a consignment basis as the consignment agreements allows the franchisee to return 100% of unsold merchandise at any given point of time. Consignment sales are recorded net of the amount retained by the franchisee, which is calculated based on a fixed percentage of the retail price of the merchandise sold. Sales to franchisees on a non-consignment basis are recognized as revenue upon delivery.

Other franchisees are permitted to return product within certain windows of time, generally based upon the seasons of the year, ranging from 5% to 10% of the specific order placed. The Group records maximum return allowed as reduction of revenue based on historical return experience.

(n)                          Shipping and handling costs

Revenues include fees charged to customers for shipping and handling. Shipping and handling costs incurred for sale of products and recognized as cost of goods sold was $13,751,444, $15,190,748 and $10,011,395 for the years ended December 31, 2010, 2011 and 2012, respectively.

(o)                          Discount coupons and membership points

The Group voluntarily provides discount coupons as sales incentives to selected customers. These coupons can only be utilized in conjunction with a subsequent purchase and are recorded as a reduction of revenues at the time of use.

The Group has established a customer loyalty program wherein a customer earns 10 points for each Renminbi (“RMB”) spent. The Group regularly prices certain of its products at a combination of price plus points, the combination of which is solely at the Group’s discretion. Points can only be redeemed in connection with a subsequent purchase and only to the extent the points earned in a current transaction are less than the number of points required to acquire the product(s) in such transaction. Such instances have represented a minor portion of the Group’s sales transactions for all periods presented. Further, the points have no defined monetary value which would permit a customer to obtain a calculated discount per point or any form of free product. The Group accrues a liability for the estimated value of the points earned and expected to be redeemed. As of December 31, 2011 and 2012, accrued liability for the Group’s customer loyalty program was $67,755 and nil respectively. The loyalty program was discontinued in the year of 2012.

(p)                          Expense classification

The following table illustrates the primary costs classified in each major expense category:

Cost of Goods Sold	Selling, General and Administrative Expenses
· Cost of merchandise sold;	· Payroll, bonus and benefit costs for retail and corporate associates;
· Merchandise inventory write-down and shortage; and	· Occupancy costs for retail, distribution center and corporate facilities;
· Customer shipping and handling costs.	· Sample development costs
· Advertising and marketing costs;
· Freight expenses associated with moving merchandise from the distribution center to the Company’s retail stores; and
· Legal, finance, information systems and other corporate overhead costs.

Purchasing, receiving and warehousing costs included in selling, general and administrative expenses were $8,792,801, $10,189,464 and $12,654,208 for the years ended December 31, 2010, 2011 and 2012, respectively.

(q)                          Advertising expenses

The Group expenses advertising costs as incurred. Total advertising expense was $23,987,328, $28,951,702 and $8,679,060 for the years ended December 31, 2010, 2011 and 2012, respectively.

(r)                            Store pre-opening costs

Non-capital expenditures, such as rent, advertising and payroll costs incurred prior to the opening of a new store are charged to expense in the period they are incurred. Such costs were immaterial for the years ended December 31, 2010, 2011 and 2012.

(s)                            Foreign currency translation

The functional currency of the Company, eMecoxLane and Clarence are the United States dollar (“US dollar”). The functional currency of all the other subsidiaries and the VIEs is the RMB. Foreign currency denominated monetary assets and liabilities have been translated into the functional currency at the rates of exchange ruling at the balance sheet date. Transactions in foreign currencies have been translated into the functional currency at the applicable rates of exchange prevailing on the date transactions occurred. Transaction gains and losses are recognized in the consolidated statements of Comprehensive Income (Loss).

The financial statements of the subsidiaries and the VIEs have been translated into US dollars for the purposes of consolidation. Assets and liabilities are translated into US dollar based on the rates of exchange existing on the balance sheet date. Equity accounts are translated at historical exchange rates. Their statements of operations are translated using a weighted average rate for the period. Translation adjustments have been reported as a separate component of other comprehensive income (loss).

The RMB is not a freely convertible currency. The PRC State Administration for Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into foreign currencies. The value of the RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the China foreign exchange trading system market. The Group’s cash and cash equivalents denominated in RMB amounted to $39,230,288 and $11,461,853 at December 31, 2011 and 2012, respectively.

(t)                             Income taxes

Current income taxes are provided for in accordance with the laws of the relevant taxing authorities.

As part of the process of preparing financial statements, the Group is required to estimate its income taxes in each of the jurisdictions in which it operates. The Group accounts for income taxes using the asset and liability method. Under this method, deferred income taxes are recognized for tax consequences in future years of differences between the tax bases of assets and liabilities and their reported amounts in the financial statements at each year-end and tax loss carry forwards. Deferred tax assets and liabilities are measured using enacted tax rates applicable for the differences that are expected to affect taxable income. Deferred tax assets are reduced by a valuation allowance when, based upon the weight of available evidence, it is more likely than not that some portion or all of the deferred tax assets will not be realized. The components of the deferred tax assets and liabilities are individually classified as current and non-current based on the characteristics of the underlying assets and liabilities or the expected timing of their use when they do not relate to a specific asset or liability. The Group recognizes the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. For such position, the amount of tax benefit that the Company recognizes is the largest amount of tax benefit that is more than fifty percent likely of being sustained upon the ultimate settlement of such uncertain position. The Company records interest and penalties as a component of income tax expense.

(u)                          Value added taxes

The Company’s PRC subsidiaries are subject to value added tax at a rate of 17% on proceeds received from customers, and are entitled to a refund for VAT already paid or borne on the goods purchased by it and utilized in the production of goods that have generated the gross sales proceeds. The VAT balance is recorded either in other current liabilities or other current receivables on the face of the consolidated balance sheets.

(v)                           Comprehensive income (loss)

Comprehensive income includes all changes in equity from transactions and other events and circumstances from non-owner sources. Comprehensive income includes net income and foreign currency translation adjustments. The consolidated financial statements have been adjusted for the retrospective application of the authoritative guidance regarding presentation of comprehensive income, which was adopted by the Company on January 1, 2012.

(w)                        Concentration credit risk

Financial instruments that potentially expose the Group to concentrations of credit risk consist primarily of cash and cash equivalents, short-term investments, accounts receivable, other receivables and advances to suppliers. The Group places its cash and cash equivalents and short-term investments with financial institutions with high-credit ratings and quality. Accounts receivable primarily comprise amounts receivable from product delivery service providers. These amounts are collected from customers by the service providers when products are delivered. The Group conducts a credit evaluation of these service providers and generally requires a small amount of security deposit. With respect to advances to product suppliers, the Group performs on-going credit evaluations of the financial condition of its suppliers. The Group establishes an allowance for doubtful accounts based upon estimates, factors surrounding the credit risk of specific customers and other information. The allowance amounts were immaterial for all periods presented.

(x)                          Fair value of financial instruments

Fair value is considered to be the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the asset or liability. The established fair value hierarchy requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The three levels of inputs may be used to measure fair value include:

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities. The Group did not have any material financial instruments that were required to be measured at fair value on a recurring basis as of December 31, 2011 and 2012. The carrying values of financial instruments, which consist of cash and cash equivalents, accounts receivable, short-term investments, other receivables, accounts payable and other payables are recorded at cost which approximates their fair value due to the short-term nature of these instruments. The Group does not use derivative instruments to manage risks.

(y)                           Share-based compensation

The Group’s share-based payment transactions are measured based on the grant-date fair value of the award. The fair value of the award, net of estimated forfeitures, is recognized as compensation expense over the period during which the recipient is required to provide services in exchange for the award, which is generally the vesting period.

Upon modification, the incremental compensation cost is measured as the excess, if any, of the fair value of the modified award over the fair value of the original award immediately before its terms are modified. The incremental compensation cost is recognized in the period the modification occurs for the vested award or over the remaining vesting period for the nonvested award.

(z)                            Operating leases

Minimum rental expenses are recognized ratably over the lease term. The Group begins recognizing rental expense upon taking possession of the property, which generally includes a construction period prior to store opening. When a lease contains a predetermined fixed escalation of the minimum rent, the Group recognizes the related rent expense on a straight-line basis and records the difference between the recognized rental expense and the amounts payable under the lease as a short-term or long-term deferred rent liability. The Group also receives lease incentives upon entering into certain store leases which are recorded on a straight-line basis as a reduction to rent expense over the term of the lease.

Certain leases provide for contingent rents that are not measurable at inception. These contingent rents are primarily based on a percentage of sales that are in excess of a predetermined level. These amounts are excluded from minimum rent and are included in the determination of rent expense when it is probable that the expense has been incurred and the amount is reasonably estimable.

(aa)                   Earnings per share

Basic earnings per share are computed by dividing income attributable to holders of ordinary shares by the weighted average number of ordinary shares outstanding during the period.

Diluted earnings per ordinary share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares.

Prior to October 2010, the Company’s Series B, C and D convertible non-redeemable preference shares contained provisions that did not permit payment of dividends to ordinary shareholders without first paying an undefined dividend to the preferred shareholders. The Group has computed basic earnings per share using the two-class method assuming (i) the preference shares are participating securities and (ii) the preferred shareholders would require a dividend that is at least equal to what they would receive on an as-if converted basis. Diluted earnings per share are computed using the more dilutive of the two-class method or the if-converted method. Upon the consummation of the Company’s initial public offering on October 26, 2010, each of the Series B, Series C and Series D preference shares was automatically converted into ordinary shares. The two-class method of computing earnings per share ceased to apply on the conversion date.

(ab) Recently issued accounting standards

In December 2011, the FASB has issued an authoritative pronouncement related to disclosures about offsetting assets and liabilities. The guidance requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. An entity is required to apply the amendments for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. An entity should provide the disclosures required by those amendments retrospectively for all comparative periods presented. The Company does not expect the adoption of this guidance to have a significant effect on its consolidated financial statements.

In February 2013, the FASB issued an authoritative pronouncement related to reporting of amounts reclassified out of accumulated other comprehensive income. Under the guidance, an entity is required to report the effect of significant reclassifications out of accumulated other comprehensive income on the respective line items in net income if the amount being reclassified is required under U.S. generally accepted accounting principles (GAAP) to be reclassified in its entirety to net income. For other amounts that are not required under U.S. GAAP to be reclassified in their entirety to net income in the same reporting period, an entity is required to cross-reference other disclosures required under U.S. GAAP that provide additional detail about those amounts. The amendments are effective prospectively for reporting periods beginning after December 15, 2012. Early adoption is permitted. The Group is in the process of evaluating the effect of adoption of this pronouncement.

In March 2013, the FASB issued an authoritative pronouncement related to parent's accounting for the cumulative translation adjustment upon derecognition of certain subsidiaries or groups of assets within a foreign entity or of an Investment in a foreign entity. Under the guidance, the cumulative translation adjustment should be released into net income when a reporting entity (parent) ceases to have a controlling financial interest in a subsidiary or group of assets that is a nonprofit activity or a business within a foreign entity. A pro rata portion of the cumulative translation adjustment should be released into net income upon a partial sale of an equity method investment which is a foreign entity. The amendments are effective prospectively for reporting periods beginning after December 15, 2013. Early adoption is permitted. The Group is in the process of evaluating the effect of adoption of this pronouncement.

SHORT-TERM INVESTMENT	12 Months Ended
Dec. 31, 2012
SHORT-TERM INVESTMENT
SHORT-TERM INVESTMENT

3.                       SHORT-TERM INVESTMENT

The Company held two structured time deposits, categorized as held-to-maturity short-term investments on both December 31, 2011 and 2012. The two deposits held at December 31, 2012 will mature on January 17 and June 28, 2013 respectively. The interest rates on the deposits were fixed at 4.95% and 5.10%, respectively.

PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2012
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

4.                       PROPERTY AND EQUIPMENT, NET

	As of December 31,
	2011	2012
	$	$
Leasehold improvements	10,701,079	7,597,453
Office equipment	5,119,176	4,340,295
Furniture	3,865,365	6,219,825
Vehicles	627,319	628,856
Buildings	—	37,728,128
Construction in progress	34,645,798	551,552
	54,958,737	57,066,109
Less: accumulated depreciation	(11,722,144)	(10,538,052)
	43,236,593	46,528,057

Depreciation expense was $4,119,877, $3,860,658 and $3,568,804 for the years ended December 31, 2010, 2011 and 2012, respectively.

The Group’s logistic center and warehouse in Wujiang, Jiangsu Province has completed construction and was put into use in 2012. The Group is currently in the process of obtaining title certificate of the relevant building.

The Group suffered a continuous loss for the two years ended December 31, 2012, as the result of the increasingly fierce competition in B2C industry. The Group believes the continuing loss and the change in the business environment are indicators of possible impairment in its long-lived assets and therefore performed an impairment analysis for each of its individual asset groups as of December 31, 2012. As a result of the impairment test, the Group recognized an impairment charge on its property and equipment of $1,194,353 and on its software of $111,274 related to its Internet Platform asset group, after consideration of the Company’s plan to dispose certain IT equipment related to the change in control of the M18.com website from Mecox Lane to the Company’s joint venture, effective on January 1, 2013 (See Note 17). The long-lived assets were written down to their fair value, which was calculated as the expected proceeds from disposal based on expected scrape value. The impairment is recorded in the Internet Platform segment.

In addition, the Company recorded an impairment charge on its leasehold improvements of $81,870 and $379,041 for the year ended December 31, 2011 and 2012, respectively, after consideration of the closing plan of each directly operated stores based on forecasted financial performance of each store. Such impairment has been recorded in the directly operated store segment. The Company utilized the income approach valuation method (level 3). The carrying amount of leasehold improvements were written down to zero due to negative undiscounted cash flow forecasted for respective store.

INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2012
INTANGIBLE ASSETS, NET
INTANGIBLE ASSETS, NET

5.                       INTANGIBLE ASSETS, NET

	As of December 31,
	2011	2012
	$	$
Trademarks	25,000	25,000
Software	3,371,959	3,706,155
Less: accumulated amortization	(1,946,739)	(2,467,511)
	1,450,220	1,263,644

Amortization expense was $348,650, $477,043 and $520,772 for the years ended December 31, 2010, 2011 and 2012, respectively. The estimated amortization expense is $505,600, $425,190, $265,985, $148,510 and $29,789 for the years ending December 31, 2013, 2014, 2015, 2016 and 2017, respectively.

For the year ended December 31, 2012, the Group recognized an impairment charge on its software of $111,274 as discussed in Note 4 above.

ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2012
ACCRUED EXPENSES
ACCRUED EXPENSES

6.                       ACCRUED EXPENSES

	As of December 31,
	2011	2012
	$	$
Accrued advertising expense	2,645,007	431,383
Accrued shipping and handling costs	2,117,878	1,241,376
Accrued payroll	2,496,547	2,557,692
Others	1,466,306	922,605
	8,725,738	5,153,056

CONVERTIBLE NON-REDEEMABLE PREFERENCE SHARES	12 Months Ended
Dec. 31, 2012
CONVERTIBLE NON-REDEEMABLE PREFERENCE SHARES
CONVERTIBLE NON-REDEEMABLE PREFERENCE SHARES

7.                       CONVERTIBLE NON-REDEEMABLE PREFERENCE SHARES

The Company issued the following convertible non-redeemable preference shares (collectively, the “Preference shares”):

Date	Series	Price/Share	Gross proceeds
December 1999	B	$3.17	$27,086,226
	C	$1.82	$2,250,000
March 2000	C-1	$4.89	$1,000,000
	D	$5.77	$10,000,000

The Preference Shares were initially entitled to a liquidation preference, payable upon a deemed liquidation event, equivalent to the initial purchase price. A deemed liquidation event includes the consolidation or the merger of the Group into or with another company in which there is a change in control, and the sale, lease, transfer or other disposition of all or substantially all of the assets of the Group. The Preference Shares were also convertible, at the option of the holder, into ordinary shares at a conversion rate equal to the initial purchase price per share.

In April 2006, a restructuring occurred wherein the Preferred Shareholders received 150,000,000 ordinary shares in exchange for a $15 million reduction in the aggregate liquidation preference. As a result, the Preference Shares had a liquidation preference equivalent to approximately 62.8% of their initial purchase price. Further, the conversion price was reduced for the Series B, Series C, Series C-1 and Series D shares to $0.30, $0.17, $0.46 and $0.55, respectively.

The Preference Shares were entitled to dividends declared at the discretion of the directors of the Group. In addition, the Preference Shares contained provisions that did not permit payment of dividends to ordinary shareholders without first paying an undefined dividend to the Preferred Shareholders.

The Group considered the deemed liquidation event provisions to be an in-substance contingent redemption feature. As such, the Preference Shares have been classified as mezzanine equity as redemption is considered to be outside of the control of the Group and have been recorded at liquidation value.

Upon the initial public offering of the Group on October 26, 2010, the Preference Shares were automatically converted to ordinary shares.

REDEEMABLE NONCONTROLLING INTEREST	12 Months Ended
Dec. 31, 2012
REDEEMABLE NONCONTROLLING INTEREST
REDEEMABLE NONCONTROLLING INTEREST

8.                       REDEEMABLE NONCONTROLLING INTEREST

The noncontrolling interests in Rampage Cayman contain contingent put options that give the holder the right to redeem the noncontrolling interests upon the occurrence of future events, such as a change of control in the Group, the Group’s successful initial public offering and certain performance targets for which the redemption amount is determined at the time of exercise of the put options based on the Group’s net income for the most recent fiscal year. Upon the Group’s initial public offering, the holder signed an agreement not to exercise the put option until at least October 26, 2011. The Group has accreted changes in the redemption value of the noncontrolling interest over the period from initial public offering date to the earliest redemption date using interest method. As of December 31, 2011 and 2012, the redemption value of the redeemable noncontrolling interests was nil and nil, respectively because the Group and Rampage Cayman suffered losses in 2011 and 2012, respectively.

SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2012
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION

9.                       SHARE-BASED COMPENSATION

2006 Stock Option Plan

In December 2006, the Board of Directors of the Group approved the 2006 Incentive Stock Option Plan (the “2006 Plan”). Options under the 2006 Plan may be granted for periods of up to ten years and at prices as determined by the Board of Directors. The vesting period of the options vary from nil to four years from the date of grant. The Board of Directors authorized a total of 63,456,083 ordinary shares for issuance under the 2006 Plan. As of December 31, 2012, no options to purchase ordinary shares were available for future grant, and options to purchase 19,240,253 ordinary shares were outstanding.

2008 Stock Option Plan

In January 2008, the Board of Directors of the Group approved the 2008 Stock Option Plan (the “2008 Plan”). Options under the 2008 Plan may be granted for periods of up to ten years and at prices as determined by the Board of Directors. The Board of directors authorized a total of 57,370,401 of ordinary shares for issuance under the 2008 Plan. As of December 31, 2012, no options to purchase ordinary shares were available for future grant, and options to purchase 45,020,386 ordinary shares were outstanding.

2011 Share Incentive Plan

In October 2010, the Board of Directors of the Group approved the 2011 Share Incentive Plan (the “2011 Plan”), under which a maximum of 25,358,047 awards may be issued in the form of restricted shares, options, or share appreciation rights. As of December 31, 2012, 10,207,704 restricted shares and 8,486,655 share options had been granted and outstanding under the 2011 Plan.

2012 Share Incentive Plan

In May 2012, the Board of Directors of the Group approved the 2012 Share Incentive Plan (the “2012 Plan”), under which a maximum of 26,155,837 awards may be issued in the form of restricted shares, options, or share appreciation rights. As of December 31, 2012, no restricted shares, options or share appreciation rights had been granted under the 2012 Plan.

Option modification

In December 2011, the Board of Directors approved an option modification to reduce the exercise price of 76,110,625 options to the then fair market value of the Company’s ordinary shares underlying such options. All other terms of the share options granted under the 2006 and 2008 stock option plan remain unchanged. In addition to the exercise price reduction, the modified options granted under the 2011 Plan contain performance conditions which may accelerate vesting if the Company’s Non-GAAP net income, as defined, reaches certain targets. The modification resulted in incremental compensation cost of $1,955,559, of which $1,482,470 and $194,146 was recorded during the year ended December 31, 2011 and 2012. The remaining $278,943 will be amortized over the remaining vesting period of the modified options, ranging from 2013 and 2014.

The fair value of each option grant, as well as the fair value of option immediately before and after the aforementioned modification, is estimated on the date of grant or modification using the Black-Scholes option pricing model using the assumptions noted below. Expected volatilities are based on the average volatility of comparable companies with the time period commensurate with the expected time period of the options. The expected term of options granted represents the period of time that options granted are expected to be outstanding. The risk-free rate for periods within the contractual life of the option is based on the yield of the Chinese Sovereign Bond denominated in US dollar.

	2010	2011

Average risk-free rate of return	2.68%	2.16% – 2.27%
Expected term	5.88 years	5.88 years
Volatility rate	59.05%	56.33% - 56.37%
Expected dividend yield	—	—

There were no options granted for the year ended December 31, 2012.

A summary of the stock option activity is as follows:

	Shares	Weighted- average exercise price	Weighted- average remaining contractual life	Aggregate intrinsic value

Options outstanding at January 1, 2012	76,510,625	$0.16
Forfeited	(3,705,014)	$0.16
Exercised	(58,317)	$0.16
Options outstanding at December 31, 2012	72,747,294	$0.16	6.0	—
Options vested or expected to vest	72,339,639	$0.16	6.0	—
Options exercisable	68,206,188	$0.16	5.9	—

The weighted average grant date fair value of options granted during the years ended December 31, 2010 and 2011 was $1.00 and $0.34, respectively. There were no options granted during the year ended December 31, 2012.

As of December 31, 2012, there was $1,536,456 of total unrecognized compensation cost related to non-vested options, which is expected to be recognized over a weighted-average period of 1.3 years.

The total intrinsic value of options exercised for the years ended December 31, 2010, 2011 and 2012 was $3,517,730, $nil and $1,370, respectively.

Restricted shares

On October 4, 2011, the Company granted 11,678,047 restricted shares to employees under the 2011 Share Incentive Plan. The restricted shares have a vesting period of three years with the first one-third vesting on the first anniversary from grant date and the remaining two-thirds vesting ratably over eight quarters. Vesting may be accelerated if the Company’s Non-GAAP net income, as defined, reaches certain targets for 2012 or 2013. The Group does not believe vesting under the performance condition is probable and has recognized compensation expense over the three year vesting period. The grant date fair value of the restricted shares was $2,012,795. The fair value of restricted shares granted and vested during the year ended December 2011 was $0.18. As of December 31, 2012, there was $1,050,538 in unrecognized compensation cost related to unvested restricted shares which is expected to be recognized over a weighted average vesting period of 1.8 years. There was no grant of restricted shares during the year ended December 31, 2012, and there were 1,470,343 restricted shares forfeited during the year ended December 31, 2012.

For the years ended December 31, 2010, 2011 and 2012, the Group recorded share-based compensation expense of $3,345,896, $4,353,607 and $2,119,171, respectively.

EMPLOYEE RETIREMENT BENEFIT	12 Months Ended
Dec. 31, 2012
EMPLOYEE RETIREMENT BENEFIT
EMPLOYEE RETIREMENT BENEFIT

10.                               EMPLOYEE RETIREMENT BENEFIT

Full time employees in the PRC participate in a government-mandated defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. PRC labor regulations require the Group to make contributions based on certain percentages of the employees’ basic salaries. Other than the contribution, there is no further obligation under these plans. The total contribution for such employee benefits was $4,940,106, $6,099,964 and $5,906,969  for the years ended December 31, 2010, 2011 and 2012, respectively.

DISTRIBUTION OF PROFIT	12 Months Ended
Dec. 31, 2012
DISTRIBUTION OF PROFIT
DISTRIBUTION OF PROFIT

11.                               DISTRIBUTION OF PROFIT

Pursuant to laws applicable to entities incorporated in the PRC, the PRC subsidiaries are prohibited from distributing their statutory capital and are required to appropriate from PRC GAAP profit after tax to other non-distributable reserve funds. These reserve funds include one or more of the following: (i) a general reserve, (ii) an enterprise expansion fund and (iii) a staff bonus and welfare fund. The general reserve fund requires annual appropriation at 10% of after tax profit (as determined under accounting principles generally accepted in the PRC at each year-end) until the appropriation reaches 50% of statutory capital; the appropriation to the other fund are at the discretion of the subsidiaries. If the subsidiaries have cumulative losses, the general reserve is not required until the PRC subsidiaries have made up the losses. As of December 31, 2011 and 2012, majority of the Company’s PRC subsidiaries have reserve funds less than 50% of their statutory capital as they have incurred cumulative losses from earlier periods.

The general reserve is used to offset future extraordinary losses. A subsidiary may, upon a resolution passed by the shareholders, convert the general reserve into capital. The staff welfare and bonus reserve is used for the collective welfare of the employees of the subsidiary. The enterprise expansion reserve is for the expansion of the subsidiary’s operations and can be converted to capital subject to approval by the relevant authorities. These reserves represent appropriations of the retained earnings determined in accordance with Chinese law, and are not distributable as cash dividends to the Group.

Relevant PRC statutory laws and regulations permit payment of dividends by the Company’s PRC subsidiaries only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. As a result of these PRC laws and regulations, the Company’s PRC subsidiaries are restricted in their ability to transfer a portion of their net assets either in the form of dividends, loans or advances. The Company’s PRC subsidiaries had total statutory capital of $84,350,236 and $83,986,443 at December 31, 2011 and 2012, respectively. The balance of the general reserve fund at December 31, 2011 and 2012 was $967,886 and $931,739, respectively, and total after-tax profits appropriated for the statutory reserve were $365 and nil, for the years ended December 31, 2011 and 2012, respectively. For the years ended December 31, 2012, the closure of one of the subsidiaries of Mecox Lane Shopping caused a statutory reserve decrease by $36,147.  The total restricted amount was $85,318,122 and $84,918,182 at December 31, 2011 and 2012, respectively.

INCOME TAX EXPENSE	12 Months Ended
Dec. 31, 2012
INCOME TAX EXPENSE
INCOME TAX EXPENSE

12.                               INCOME TAX EXPENSE

Income tax expense is comprised of:

	2010	2011	2012
	$	$	$
Current tax	2,196,635	323,911	—
Deferred tax	(1,238,987)	2,619,858	323,911
	957,648	2,943,769	323,911

Cayman Islands

Under the current laws of the Cayman Islands, Mecox Lane Limited, eMecoxlane, Clarence and Rampage Cayman are not subject to tax on income or capital gains.

Hong Kong

The Group’s Hong Kong subsidiaries, MecoxLane Hong Kong, Rampage Hong Kong, eMecoxLane Hong Kong are subject to a profit tax at the rate of 16.5% on assessable profit determined under relevant Hong Kong tax regulations.

PRC

On March 16, 2007, the National People’s Congress of China enacted a new Corporate Income Tax Law (“Tax Law”) which became effective on January 1, 2008. Under the Tax Law, domestically-owned enterprises and Foreign Investment Enterprise (“FIE”) are subject to a uniform tax rate of 25%. While the Tax Law equalizes the tax rates for FIEs and domestically-owned enterprises, preferential tax treatment may continue to be given to companies in certain encouraged sectors and to entities classified as high-technology companies, regardless of whether these are domestically-owned enterprises or FIEs. Mecox Lane Mailorder, Mai Wang Trading and Xian Ni were registered in Pudong New District, Shanghai, PRC and were subject to a 15% tax rate pursuant to the local tax preferential arrangement. The Tax Law also provides a transition period starting from its effective date for those enterprises which were established before the promulgation date of the Tax Law and which are entitled to a preferential lower tax rate under the existing effective tax laws or regulations. The tax rate of such enterprises will transition to the uniform tax rate over a five-year transition period. Therefore, Mecox Lane Mailorder, Mai Wang Trading and Xian Ni are subject to a preferential income tax rate of 24% and 25% for 2011 and 2012, respectively.

Mai Wang Information was granted “qualified software company” status under the Tax Law in March 2009 and is subject to income tax at a rate of 0% for 2009 and 2010, 12.5% for 2011, 2012, and 2013, and 25% for 2014 and onwards based on the transitional rule under the Tax Law.

The other subsidiaries and VIEs are subject to the uniform tax rate of 25% for all periods presented.

The Group made its assessment of the level of authority for each tax position (including the potential application of interests and penalties) based on the technical merits, and has measured the unrecognized benefits associated with the tax positions. At December 31, 2011 and 2012, the amount of gross unrecognized tax benefits was nil. The Group does not anticipate any significant increase to its liability for unrecognized tax benefit within the next 12 months. The Group will classify interest and penalties related to income tax matters, if any, in income tax expense.

According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of income taxes is due to computational errors made by the taxpayer. The statute of limitations will be extended to five years under special circumstances, which are not clearly defined, but an underpayment of income tax liability exceeding RMB100,000 ($15,100) is specifically listed as a special circumstance. In the case of a transfer pricing related adjustment, the statute of limitations is 10 years. There is no statute of limitations in the case of tax evasion. The Group’s PRC subsidiaries are therefore subject to examination by the PRC tax authorities from 2007 through 2012 on non-transfer pricing matters, and from 2002 through 2012 on transfer pricing matters.

The following table sets forth the effects of the tax holidays granted to Mai Wang Information for the periods presented:

	2010	2011	2012
Tax holiday effect	$117,505	$—	$—
Net income per share effect—basic	$—	$—	$—
Net income per share effect—diluted	$—	$—	$—

The principal components of deferred tax assets are as follows:

	As of December 31,
	2011	2012
	$	$

Deferred tax assets:
Inventory write-downs	2,120,999	2,928,696
Accrued expenses	2,043,433	1,099,149
Others	5,873	132,089
Total current deferred tax assets	4,170,305	4,159,934
Less: valuation allowance	(3,846,394)	(4,159,934)
Net current deferred tax assets	323,911	—

Net operating loss carryforwards	6,714,089	10,946,227
Impairment for long-lived assets	20,990	403,377
Total non-current deferred tax assets	6,735,079	11,349,604
Less: valuation allowance	(6,735,079)	(11,349,604)
Net non-current deferred tax assets	—	—
Total deferred tax assets	323,911	—

The Group considers positive and negative evidence to determine whether some portion or all of the deferred tax assets will more likely than not be realized. This assessment considers, among other matters, the nature, frequency and severity of recent losses, forecasts of future profitability, the duration of statutory carryforward periods, the Group’s experience with tax attributes expiring unused and tax planning alternatives. The Group’s ability to realize deferred tax assets depends on its ability to generate sufficient taxable income within the carryforward periods provided for in the tax law. The Group has considered the following possible sources of taxable income when assessing the realization of deferred tax assets:

·              Tax planning strategies;

·              Future reversals of existing taxable temporary differences;

·              Further taxable income exclusive of reversing temporary differences and carryforwards;

As of December 31, 2012, the Company’s PRC subsidiaries had net operating loss carry forwards of $10,946,227, of which nil, nil, nil, $809,871, $5,823,945, and $4,312,411will expire in 2013, 2014, 2015, 2016, 2017 and 2018, respectively. We have provided a full valuation allowance against the deferred tax assets as it is not more likely than not that the net operating losses can be utilized before expiration. As a result, the Group has recognized valuation allowance of $10,581,473 and $15,509,538 as of December 31, 2011 and 2012, respectively. The increase of valuation allowance is mainly attributable to the increase of net operating loss carry forwards of $4,232,138, which are more likely than not to be utilized before expiration.

Reconciliation between the income tax expense computed by applying the PRC statutory corporate income tax rate to income before income taxes and the actual income tax expense is as follows:

	2010	2011	2012
PRC corporate income tax	25.0%	25.0%	25%
Expense not deductible for tax purposes	0.3%	0.8%	(0.8)%
Effect of change in valuation allowance	2.6%	(34.5)%	(22.2)%
Effect of difference in reversal rate	(2.8)%	0.0%	0.0%
Effect of reduced tax rate	(15.5)%	0.0%	0.0%
Effect of different tax rate of group entities in other jurisdiction	10.0%	(2.7)%	(4.5)%
Effect of prior year true-up	(1.9)%	1.7%	1.0%
	17.7%	(9.7)%	(1.5)%

EARNINGS (LOSS) PER SHARE	12 Months Ended
Dec. 31, 2012
EARNINGS (LOSS) PER SHARE
EARNINGS (LOSS) PER SHARE

13.                        EARNINGS (LOSS) PER SHARE

Basic and diluted net income (loss) attributable to the Company’s preferred and ordinary shareholders per share have been calculated for the years ended December 31, 2010, 2011 and 2012 as follows:

	2010	2011	2012

Numerator:
Net income (loss) allocated to ordinary shareholders—basic	$2,499,326	$(33,223,661)	$(22,432,150)
Net income allocated to preferred shareholders	$1,931,283	$—	$—
Net income (loss) available to Mecox Lane Limited shareholders—diluted	$4,430,609	$(33,223,661)	$(22,432,150)

Denominator:
Weighted average ordinary shares—basic	242,026,404	405,192,243	404,247,016
—weighted average preference shares	101,206,727	—	—
—dilutive effect of share options	53,640,033	—	—
Weighted average ordinary shares—diluted	396,873,164	405,192,243	404,247,016

Basic earnings (loss) per ordinary share	$0.01	$(0.08)	$(0.06)
Diluted earnings (loss) per ordinary share	$0.01	$(0.08)	$(0.06)

For the year ended December 31, 2010, the Group had 1,000,000 share options, which could potentially dilute basic earnings per share in the future, but were excluded from the computation of diluted earnings per share as their effects would have been anti-dilutive.

For the years ended December 31, 2011 and 2012, the Group had 76,510,625 and 72,747,294 share options, and 11,678,047 and 10,207,704 restricted shares, respectively, which could potentially dilute basic earnings per share in the future, but were excluded from the computation of diluted loss per share as their effects would have been anti-dilutive.

SEGMENT REPORTING	12 Months Ended
Dec. 31, 2012
SEGMENT REPORTING
SEGMENT REPORTING

14.                        SEGMENT REPORTING

The Group’s chief operating decision-maker (“CODM”) has been identified as the Chief Executive Officer, who reviews operating results of these four segments to make decisions about allocating resources and assessing performance for the entire Group. Prior to 2011, the Group had three major product distribution channels, “online platform,” “directly operated stores” and “franchised stores,” which constituted three operating segments. Since 2011, the online platform has been divided into two segments, internet platform and call center, due to the substantial growth in internet platform channels in 2011. Prior period information has been recast to be consistent with the current segment reporting structure. The Group does not allocate expenses below segment gross profit since these three channels share the same executive team, logistics center, occupancy expenses, marketing department, information technology infrastructures, human resources and finance department.

Net revenues, cost of goods sold and gross profit attributable to the different segments are as follows:

	Internet platform	Call center	Directly operated stores	Franchised Stores	Total
	$	$	$	$	$

2010
Revenues	108,156,892	70,611,666	30,709,926	18,062,814	227,541,298
Cost of goods sold (excluding depreciation and amortization)	71,443,588	35,945,408	13,521,818	11,730,807	132,641,621
Gross Profit	36,713,304	34,666,258	17,188,108	6,332,007	94,899,677
Selling, general and administrative expenses					86,244,899
Depreciation and amortization					4,468,527
Other operating income, net					(774,986)
Income from operations					4,961,237
Interest income					440,875
Income before income taxes and noncontrolling interests					5,402,112

2011
Revenues	118,502,166	52,783,982	25,770,146	20,837,544	217,893,838
Cost of goods sold (excluding depreciation and amortization)	92,686,952	24,399,891	12,914,304	14,737,394	144,738,541
Gross Profit	25,815,214	28,384,091	12,855,842	6,100,150	73,155,297
Selling, general and administrative expenses					104,534,226
Depreciation and amortization					4,411,298
Other operating income, net					(932,748)
Loss from operations					(34,857,479)
Interest income					2,231,462
Other income, net					2,307,270
Loss before income taxes and noncontrolling interests					(30,318,747)

2012
Revenues	71,830,359	47,966,846	17,343,134	14,675,718	151,816,057
Cost of goods sold (excluding depreciation and amortization)	57,679,033	19,155,224	9,894,793	10,737,821	97,466,871
Gross Profit	14,151,326	28,811,622	7,448,341	3,937,897	54,349,186
Selling, general and administrative expenses					76,309,520
Depreciation and amortization					4,216,962
Other operating income, net					(1,805,346)
Loss from operations					(24,371,950)
Interest income					2,143,396
Other income, net					120,315
Loss before income taxes and noncontrolling interests					(22,108,239)

(1)   Segment cost of goods sold and gross profit reviewed by the chief operating decision maker excludes depreciation and amortization.

The Group’s net revenues are all generated from customers in the PRC. Accordingly, no geographical segments are presented. Net revenues by each group of similar products are as follows:

	For the years ended December 31,
	2010	2011	2012
	$	$	$
Apparel and accessories	167,726,656	156,299,108	96,896,947
Home products	25,523,853	20,636,356	10,315,617
Healthcare products	33,818,003	40,607,636	44,352,636
Others	472,786	350,738	250,857
Total net revenues	227,541,298	217,893,838	151,816,057

The Group’s revenues and cost of goods sold related to its sales to franchisees are as follows:

	For the years ended December 31,
	2010	2011	2012
	$	$	$
Revenue	18,062,814	20,837,544	14,675,718
Cost of goods sold (excluding depreciation and amortization)	11,730,807	14,737,394	10,737,821
Gross profit	6,332,007	6,100,150	3,937,897

The Group operates in PRC and substantially all of the Group’s long-lived assets are located in the PRC.

The assets of the Company support the operations of multiple segments and therefore could not be clearly allocated to a respective segment. As a result, the CODM does not review assets by segment when making decisions regarding resource allocation and performance assessment for the entire Group.

RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2012
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

15.                        RELATED PARTY TRANSACTIONS

For the years ended December 31, 2010, 2011 and 2012, the Group recorded advertising expense of  $288,836, $nil and $nil, respectively, for services received from Allyes Information Technology Ltd. (“Allyes”), an affiliate of which Neil Shen, the Group’s chairman of the board is a director. Allyes is no longer an affiliate of Mr. Shen after Mr. Shen ceased to be a director of it in August 2010. The amount due to Allyes was $nil and $nil as of December 31, 2011 and 2012, respectively.

For the years ended December 31, 2010, 2011 and 2012, the Group recorded advertising expense of $nil, $nil and $2,524,824, respectively, for services received from Qihoo 360 Technology Co, Ltd. (“Qihoo”), an affiliate of which Neil Shen, the Group’s chairman of the board is a director. The amount due to Qihoo was $nil and $nil as of December 31, 2011 and 2012, respectively.

For the year ended December 31, 2010, 2011 and 2012, the Group recorded revenue of $nil, $356,090 and $2,818,196 to VIPShop Holdings Limited (“VIPShop”), with which the Group shares the same major shareholder. The amount due from VIPShop was $356,090 as of December 31, 2011. The receivables from VIPShop are due 5 days after the issuance of invoices by the Group. The Group issues invoices when each consignment is concluded. The amount due to VIPShop was $547,478 as of December 31, 2012, which represents advanced payments from VIPShop.

COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

16.                        COMMITMENTS AND CONTINGENCIES

Lease commitment

The Group has operating lease agreements for directly operated stores, warehouses and offices. Future minimum lease payments under non-cancellable operating lease agreements at December 31, 2012 are as follows:

Years ending:	$
2013	4,202,717
2014	1,833,078
2015	620,570
2016	200,114
2017 and after	216,361
7,072,840

The Group is obligated to pay additional rentals that are contingent on the sales of certain of its retail stores. Such rentals are expensed as incurred and have not been included above as such amounts cannot be determined until the contingencies have been resolved. Rental expenses were $10,137,032, $11,097,836 and $10,330,829 for the years ended December 31, 2010, 2011 and 2012, respectively, of which $1,224,443, $924,349 and $837,856 were contingent rentals, respectively.

Capital commitment

As of December 31, 2012, the Group had contracted for capital expenditures of $4,176,889. Such amounts are expected to be incurred during the year ending December 31, 2013.

Contingencies

The Group is subject to periodic legal or administrative proceedings in the ordinary course of business. The Group does not believe that any currently pending legal or administrative proceeding to which the Group is a party will have a material adverse effect on its business or financial condition.

The Group is the defendant in two purported class action complaint filed by individual shareholders in the United States alleging violations by the Group and certain of its officers and directors of the U.S. Securities Act of 1933 in connection with the Company’s initial public offering in October 2010. The lead plaintiff counsel filed a consolidated amended class action complaint on May 31, 2011. The Group moved to dismiss the amended complaint, and oral argument on the motion was held on January 18, 2012.

On March 1, 2012, Judge Robert W. Sweet of the United States District Court for the Southern District of New York dismissed without prejudice the plaintiff’s claims. On April 5, 2012, plaintiffs filed a notice of appeal with United States Court of Appeals for the Second Circuit.

On November 29, 2012, the United States Court of Appeals for the Second Circuit affirmed the judgment of the United States District Court for the Southern District of New York dismissing the plaintiff’s claim under Section 11 of the Securities Act and derivative claims under Section 15 of the Securities Act. Plaintiff did not seek an en banc review of the decision, and failed to file a petition to the United States Supreme Court to review the decision before the expiration of the deadline. Therefore, the Group believes a loss is remote and therefore did not accrue any contingent liability as of December 31, 2012.

SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2012
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

17.                        SUBSEQUENT EVENTS

In November 2012, the Group entered into a subscription and contribution agreement with Giosis Pte. Ltd (“Giosis”) to form a joint venture, Giosis Mecoxlane Ltd. (“Giosis Mecoxlane”), to operate an online marketplace in China on the M18.com website. The capital contributions by Giosis and the Company to Giosis Mecoxlane were $15 million and $5 million in cash, respectively. The Company recorded this capital contribution in advances to suppliers and prepaid expenses as of December 31, 2012. The Group also contributed certain non-cash assets, including the domain name of M18.com and certain trademarks and intangible assets. Giosis holds 60% and the Company holds 40% of the outstanding equity interests of Giosis Mecoxlane. The transaction was approved by the extraordinary general meeting on December 19, 2012. Since January 1, 2013, Giosis Mecoxlane operates and manages the M18.com website which was transformed to be an open marketplace platform to attract a number of competing and independent sellers and brands. The Group will account for its investment in Giosis Mecoxlane under the equity method.

On January 30, 2013, the Board of Directors of the Group approved a share option exchange program that offered certain eligible directors and employees the right to exchange unexercised vested outstanding share options to purchase its ordinary shares granted under the 2008 and 2010 Share Incentive Plans for its restricted shares at certain applicable ratio. These replacement restricted shares are subject to a vesting schedule of one hundred percent (100%) being vested on a pro-rata basis at the calendar quarter-end of each of the four (4) quarters after the grant date. As of February 28, 2013, a total of 36 directors and employees tendered options to purchase an aggregate of 47,850,654 ordinary shares in exchange for an aggregate of 43,745,154 restricted shares. The Company is currently in the process of calculating the impact due to such modification. .

On February 1, 2013, the Company effected a change of the ADS to ordinary share ratio from one ADS representing seven ordinary shares to one ADS representing thirty-five ordinary shares. The ratio change has the same effect as a one-for-five ADS consolidation. The ADS numbers in these consolidated financial statements have been retrospectively adjusted to reflect the ratio change.

Additional Information-Financial Statement Schedule 1	12 Months Ended
Dec. 31, 2012
Additional Information-Financial Statement Schedule 1
Additional Information-Financial Statement Schedule 1

Additional Information—Financial Statement Schedule 1

MECOX LANE LIMITED

These financial statements have been prepared in conformity with accounting principles generally accepted in the

United States of America

Financial Information of Parent Company

BALANCE SHEETS

(In U.S. Dollars except share data)

	December 31,
	2011	2012
	$	$
Assets
Current asset:
Cash and cash equivalents	2,096,837	1,493,563
Advances to suppliers and prepaid expenses		5,000,000
Total current assets	2,096,837	6,493,563
Investments in subsidiaries and affiliates	109,067,623	84,080,181
Total assets	111,164,460	90,573,744

Liabilities and equity
Current liabilities:
Accrued expenses and other current liabilities	563,403	757,305

Equity
Ordinary shares ($0.0001 par value; 10,000,000,000 shares authorized, 405,192,227 and 408,727,673 shares issued, and 405,192,227 and 403,790,426 shares outstanding as of December 31, 2011 and 2012, respectively)	40,519	40,873
Additional paid-in capital	163,806,117	165,934,265
Treasury Stock	—	(572,168)
Accumulated deficit	(59,447,134)	(81,879,287)
Accumulated other comprehensive income	6,201,555	6,292,756
Total equity	110,601,057	89,816,439
Total liabilities and equity	111,164,460	90,573,744

Financial Information of Parent Company

STATEMENTS OF Comprehensive Income (loss)

FOR THE YEARS ENDED DECEMBER 31, 2010, 2011 AND 2012

(In U.S. Dollars)

	2010	2011	2012
	$	$	$
Operating income:
Royalty income from affiliates	4,745,895	—	—
General and administrative expense	(6,596,081)	(6,607,185)	(4,064,063)
Operating loss	(1,850,186)	(6,607,185)	(4,064,063)
Interest income	110,383	1,075,624	2,007
Other income, net	—	2,308,508	121,342

Equity in earnings (losses) of equity method investees	6,170,412	(30,000,608)	(18,491,436)
Net income(loss)	4,430,609	(33,223,661)	(22,432,150)

Other comprehensive income (loss), net of tax:
Change in cumulative foreign currency translation adjustment	942,264	3,909,408	91,198
Comprehensive income (loss)	5,372,873	(29,314,253)	(22,340,952)

Financial Information of Parent Company

STATEMENTS OF CASH FLOWS

FOR THE YEARS ENDED DECEMBER 31, 2010, 2011 AND 2012

(In U.S. Dollars)

	2010	2011	2012
	$	$	$
Cash flows from operating activities:
Net income (loss)	4,430,609	(33,223,661)	(22,432,150)
Adjustments to reconcile net income to net cash provided (used in) by operating activities:
Share-based compensation	3,345,896	4,353,607	2,119,171
Equity in earnings (losses) of subsidiaries	(6,170,412)	30,000,608	18,491,436
Changes in operating assets and liabilities:
Amount due from subsidiaries and affiliates	3,639,423	383,536	—
Other receivables	(101,933)	101,933	—
Accrued expenses and other current liabilities	(128,751)	472,478	193,901
Net cash provided (used in) by operating activities	5,014,832	2,088,501	(1,627,642)

Cash flows from investing activities:
Investing in Joint Venture	—	—	(5,000,000)
Investment in subsidiaries and affiliates	(36,893,157)	(71,009,352)	6,596,536
Net cash (used in) provided by investing activities	(36,893,157)	(71,009,352)	1,596,536

Cash flows from financing activities
Gross proceeds from issuance of ordinary shares from initial public offering	105,229,853	—	—
Offering expense incurred/(refund)	(3,096,180)	15,418	—
Repurchase of fraction shares during ADS conversion	—	(5)	—
Collection of note receivable from option exercise	556,988	—	—
Repurchase of treasury stock	—	—	(572,168)
Net cash provided by (used in) financing activities	102,690,661	15,413	(572,168)
Net increase (decrease) in cash and cash equivalents	70,812,336	(68,905,438)	(603,274)
Cash and cash equivalents at beginning of year	189,939	71,002,275	2,096,837
Cash and cash equivalents at end of year	71,002,275	2,096,837	1,493,563

Non-cash financing activities:

Deferred initial public offering cost	(493,271)	—	—

NOTE TO SCHEDULE 1

1)                Schedule 1 has been provided pursuant to the requirements of Rule 12-04(a) and 5-04(c) (3) of Regulation S-X, which require condensed financial information as to financial position, changes in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of consolidated and unconsolidated subsidiaries together exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. As of December 31, 2012, $84,918,182 was not available for distribution and, as such, the condensed financial information of the Company has been presented for the period ended December 31, 2012.

2)                Royalty income from affiliates represents fees from equity method investees which are eliminated in the Group’s consolidated financial statements.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of presentation

(a)                          Basis of presentation

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”).

The consolidated financial statements include the financial statements of the Company, its subsidiaries and its VIEs. The Company and its subsidiaries have entered into contractual arrangements with the VIEs and its shareholder, which enables the Company to (1) have power to direct activities that most significantly affects the economic performance of the VIEs, and (2) receive the economic benefits of the VIEs that could be significant to the VIEs. Accordingly, the Company is considered the primary beneficiary of the VIEs and has consolidated the VIEs’ financial results of operations, assets and liabilities in the Company’s consolidated financial statements. All inter-company transactions and balances have been eliminated upon consolidation.

As of December 31, 2012, the Group had net current assets of $35,749,731, including cash and short term investments of $13,291,063 and $20,682,480, respectively. The Group had net loss of $33,262,516 and $22,432,150, and net operating cash outflow of $19,709,258 and $10,989,901 for the years ended December 31, 2011 and 2012, respectively.  In the preparation of the consolidated financial statements as of December 31, 2012 and for the year then ended, the Group’s management concluded that a going concern basis of preparation was appropriate after it analyzed the cash flow forecast for the twelve months ending December 31, 2013, taking into consideration its expected cash flows from operations, as well as its current cash position and plans for capital expenditures.

Principles of consolidation

(b)                          Principles of consolidation

The consolidated financial statements include the financial statements of the Company, its majority-owned subsidiaries and VIEs for which it is deemed the primary beneficiary. All intercompany transactions, balances and unrealized profit and losses have been eliminated on consolidation. All the assets of its consolidated VIEs can be used to only settle their respective obligations.

The Group evaluates the need to consolidate certain VIEs in which equity investors do not have the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support. Details of certain key agreements between the Group and its VIEs, which include Mecox Lane Shopping, Shang Xun, and Rampage Shopping, are as follows:

Power of Attorney:  The equity owners of the VIEs irrevocably appointed the Company’s officers to vote on their behalf on all matters, including matters related to the transfer of their respective equity interests in the VIEs and appointment of the VIEs’ chief officer.

Share Pledge Agreement:  The equity owners pledge their respective equity interests in the VIEs as a guarantee for the payment by the VIEs of technical and consulting services fees under the exclusive technical consulting and services agreements. Each of the above pledges has been registered with the relevant local branch of the State Administration for Industry and Commerce in China.

Exclusive Technical Consulting and Services Agreement:  The Company provides the VIEs with technical consulting and information services. The Company is the exclusive provider of these services. The initial term of these agreements is 10 years. In consideration for those services, the VIEs agree to pay the Company service fees and pledged their equity interests in the VIEs as collateral for payment.

Business Loan Agreement:  Loans were granted to the equity owners of the VIEs to provide the funds necessary to capitalize the VIEs. The Company has the option to acquire the VIEs for an amount equal to the loans granted when and if the Chinese government lifts its foreign ownership restrictions on relative to Internet content provision and physical store development businesses in the PRC. Upon acquisition, the Business Loan Agreements will be cancelled. The Company participated significantly in the design of these VIEs. Based on these series of agreements, the shareholders of the VIEs grant the Company powers of attorney to exercise all their rights as shareholders of the VIEs, including the right to appoint board members and senior management members. Thus the Company has the ability to effectively control the VIEs. The Company is also able to receive the economic benefits of these VIEs, because its ability to effectively determine the services fees payable by the VIEs to the Company under the exclusive business cooperation agreements and exclusive service agreement, which are part of the contractual arrangements. Therefore, Company has determined that it is the primary beneficiary of the aforementioned entities and has consolidated their respective results from the date of initial involvement or date of establishment. As of December 31, 2011 and 2012, the financial information of the VIEs included in the accompanying consolidated financial statements are shown in the table below. All the assets of the Company’s consolidated VIEs can be used to only settle their respective obligations.

	December 31, 2011	December 31, 2012
	$	$
Cash and cash equivalents	3,449,087	3,684,138
Accounts receivable—net	1,394,375	689,035
Other receivables	5,029,346	2,894,714
Merchandise inventory	2,756,050	7,668,644
Property and equipment—net	2,726,201	1,639,478
Other non-current assets	1,196,974	200,069
Total Assets	16,552,033	16,776,078
Accounts payable	4,886,576	3,101,935
Advances from customers	1,790,998	1,345,714
Accrued expenses	5,378,698	281,152
Other current liabilities	4,142,652	1,955,777
Income taxes payable	107,032	34,718
Total Liabilities	16,305,956	6,719,296

Use of estimates

(c)                       Use of estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and reported amounts of revenues and expenses during the reporting period. Actual results may differ from these estimates. The Group bases its estimates on historical experience and various other factors believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying value of assets and liabilities that are not readily apparent from other sources. Significant accounting estimates reflected in the Group’s financial statements include useful lives of and impairment for long-lived assets, share-based compensation, valuation allowance of deferred tax assets and inventory valuation.

Cash and cash equivalents

(d)                          Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and highly liquid investments which are unrestricted as to withdrawal or use, and which have maturities of three months or less when purchased.

Short-term investments

(e)                           Short-term investments

Short-term investments consist of structured time deposits maintained in a bank having maturities of greater than three months when purchased. The structured time deposits are classified as held to maturity debt securities and are carried at amortized cost, which is equivalent to their initial acquisition cost.

Merchandise inventories

(f)                             Merchandise inventories

Merchandise inventory is stated at the lower of cost or market. Cost of merchandise inventory is determined using the weighted-average cost method. Adjustments are recorded to write down the cost of inventory to the estimated market value due to slow-moving merchandise and broken assortments, which is dependent upon factors such as historical trends with similar merchandise, inventory aging, historical and forecasted consumer demand, and promotional environment. Write downs are recorded in cost of goods sold in the consolidated statements of comprehensive income (loss).

The Company recorded $948,934, $7,900,784 and $9,360,824 of inventory write-downs and shortages in 2010, 2011 and 2012, respectively.

Property and equipment, net

(g)                          Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation. Depreciation is calculated on a straight-line basis over the following estimated useful lives:

Leasehold improvements	Lesser of lease term or estimated useful life of 2 years
Office equipment	5 years
Furniture	5 years
Vehicles	5 years
Buildings	25 years

Prepaid land use right	(h) Prepaid land use right Prepaid land use right represents prepayments for the land where the Group’s logistic center is located. The prepayment is amortized over its lease period of 50 years.
Acquired intangible assets

(i)                             Acquired intangible assets

Acquired intangible assets consist primarily of trademarks, and computer software carried at cost less accumulated amortization. Amortization for trademarks and computer software is computed using the straight- line method over the license period of five years.

Asset Retirement Obligations

(j)                             Asset Retirement Obligations

The Group records an asset retirement obligation when it has a legal obligation associated with the retirement of a tangible long-lived asset that is incurred upon the acquisition, construction, development or normal operation of that long-lived asset. The Group’s asset retirement obligations are primarily associated with leasehold improvements for which, at the end of a lease, the Group is contractually obligated to remove in order to comply with the lease agreement. The Group recognizes asset retirement obligations at the inception of a lease with such conditions, if a reasonable estimate of fair value can be made. The Group’s asset retirement obligation was immaterial for all periods presented.

Impairment of long-lived assets

(k)                          Impairment of long-lived assets

The Group evaluates its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. When these events occur, the Group assesses the recoverability of these long-lived assets by comparing the carrying amount of the assets to the future undiscounted cash flows expected to result from the use of the assets and their eventual disposition. If the future undiscounted cash flow is less than the carrying amount of the assets, the Group recognizes an impairment equal to the difference between the carrying amount and fair value of these assets. The Group recorded an impairment loss for its long-lived assets in the amount of $1,684,668 for the year ended December 31, 2012 in selling, general and administrative expenses. See Note 4 and 5, “Property and equipment, net” and “Intangible assets, net”, for additional discussion on the impairment of long-lived assets.

Franchise

(l)                             Franchise

The Group enters into franchise agreements with unaffiliated franchisees to operate under the Group’s brand names. Under these agreements, the Group charges its franchisees nominal upfront fees for the use of the Group’s information system, which is amortized ratably over the franchise agreement period. Further, key aspects of the agreements provide that (i) the Group is required to approve the location of the franchisee stores, (ii) the franchisee stores may only sell to end customers and may not make bulk sales or internet sales, (iii) the Group will provide training of the store supervisor, as appointed by the franchisee, and store personnel, (iv) the Group will provide fashion trend updates and training on new products and (v) the franchisee will bear the cost of items (iii) and (iv). The Group is not involved in the daily operations nor does it participate in the decision making process of the franchisees.

The Company offers discounts to all of the franchisees at fixed percentage of retail price of the merchandise sold, and requires all of the franchisees to make full payment prior to the delivery of products.

Revenue recognition

(m)                       Revenue recognition

The Group recognizes revenue from the sale of both its own and third-party apparel and accessories, home products, healthcare products and other merchandise through its online platform, including its customer service centers and internet website, and from the sale of merchandise through its stores. The Group recognizes revenue when persuasive evidence of an arrangement exists, products are delivered, the price to the buyer is fixed or determinable and collectability is reasonably assured.

The Group utilizes delivery service providers when sales are made through its online platform. The Group accepts credit card and debit card payments or cash-on-delivery (“COD”) for products ordered through its website and customer service center. Credit and debit card receivables as of December 31, 2011 and 2012 are immaterial. The Group normally collects credit and debit card receivables within three to four days after the sale. Credit and debit card processing fees are recorded in selling, general and administrative expenses and were immaterial for all periods presented. For COD sales, the delivery service providers are responsible for collecting payment from the customer at the point of delivery. The Group estimates and defers revenue and the related product costs for shipments that are in-transit to the customer. Revenue is recognized at the time the customer receives the product which is typically within a few days of shipment. Amounts collected by delivery service providers but not remitted to the Group are classified as accounts receivable on the consolidated balance sheets. Payments received in advance of delivery are classified as advances from customers. The Company pays a fee to the delivery service provider and records such fee in cost of goods sold.

The Group evaluates whether it is appropriate to record the gross amount of product sales and related costs or the net amount earned as commissions when selling third-party products. The Group records such sales on a gross basis because the Group has several, if not all, of the following indicators for gross reporting: is primarily obligated in the transaction, is subject to inventory risk and has latitude in establishing prices and selecting suppliers.

The Group recognizes revenue from its own retail stores at the point of sale.

The Group allows customers from its online platform and own retail stores to return product within 10 to 30 days of the sale, depending on the nature of the customer. The Group estimates sales returns for such sales based on its own historical return experience and records the estimated returns as a reduction of revenue at the time of sale.

The Group recognizes revenues from sales to franchisees upon sale to the ultimate customer when products are held by the franchisee on a consignment basis as the consignment agreements allows the franchisee to return 100% of unsold merchandise at any given point of time. Consignment sales are recorded net of the amount retained by the franchisee, which is calculated based on a fixed percentage of the retail price of the merchandise sold. Sales to franchisees on a non-consignment basis are recognized as revenue upon delivery.

Other franchisees are permitted to return product within certain windows of time, generally based upon the seasons of the year, ranging from 5% to 10% of the specific order placed. The Group records maximum return allowed as reduction of revenue based on historical return experience.

Shipping and handling costs

(n)                          Shipping and handling costs

Revenues include fees charged to customers for shipping and handling. Shipping and handling costs incurred for sale of products and recognized as cost of goods sold was $13,751,444, $15,190,748 and $10,011,395 for the years ended December 31, 2010, 2011 and 2012, respectively.

Discount coupons and membership points

(o)                          Discount coupons and membership points

The Group voluntarily provides discount coupons as sales incentives to selected customers. These coupons can only be utilized in conjunction with a subsequent purchase and are recorded as a reduction of revenues at the time of use.

The Group has established a customer loyalty program wherein a customer earns 10 points for each Renminbi (“RMB”) spent. The Group regularly prices certain of its products at a combination of price plus points, the combination of which is solely at the Group’s discretion. Points can only be redeemed in connection with a subsequent purchase and only to the extent the points earned in a current transaction are less than the number of points required to acquire the product(s) in such transaction. Such instances have represented a minor portion of the Group’s sales transactions for all periods presented. Further, the points have no defined monetary value which would permit a customer to obtain a calculated discount per point or any form of free product. The Group accrues a liability for the estimated value of the points earned and expected to be redeemed. As of December 31, 2011 and 2012, accrued liability for the Group’s customer loyalty program was $67,755 and nil respectively. The loyalty program was discontinued in the year of 2012.

Expense classification

(p)                          Expense classification

The following table illustrates the primary costs classified in each major expense category:

Cost of Goods Sold	Selling, General and Administrative Expenses
· Cost of merchandise sold;	· Payroll, bonus and benefit costs for retail and corporate associates;
· Merchandise inventory write-down and shortage; and	· Occupancy costs for retail, distribution center and corporate facilities;
· Customer shipping and handling costs.	· Sample development costs
· Advertising and marketing costs;
· Freight expenses associated with moving merchandise from the distribution center to the Company’s retail stores; and
· Legal, finance, information systems and other corporate overhead costs.

Purchasing, receiving and warehousing costs included in selling, general and administrative expenses were $8,792,801, $10,189,464 and $12,654,208 for the years ended December 31, 2010, 2011 and 2012, respectively.

Advertising expenses

(q)                          Advertising expenses

The Group expenses advertising costs as incurred. Total advertising expense was $23,987,328, $28,951,702 and $8,679,060 for the years ended December 31, 2010, 2011 and 2012, respectively.

Store pre-opening costs

(r)                            Store pre-opening costs

Non-capital expenditures, such as rent, advertising and payroll costs incurred prior to the opening of a new store are charged to expense in the period they are incurred. Such costs were immaterial for the years ended December 31, 2010, 2011 and 2012.

Foreign currency translation

(s)                            Foreign currency translation

The functional currency of the Company, eMecoxLane and Clarence are the United States dollar (“US dollar”). The functional currency of all the other subsidiaries and the VIEs is the RMB. Foreign currency denominated monetary assets and liabilities have been translated into the functional currency at the rates of exchange ruling at the balance sheet date. Transactions in foreign currencies have been translated into the functional currency at the applicable rates of exchange prevailing on the date transactions occurred. Transaction gains and losses are recognized in the consolidated statements of Comprehensive Income (Loss).

The financial statements of the subsidiaries and the VIEs have been translated into US dollars for the purposes of consolidation. Assets and liabilities are translated into US dollar based on the rates of exchange existing on the balance sheet date. Equity accounts are translated at historical exchange rates. Their statements of operations are translated using a weighted average rate for the period. Translation adjustments have been reported as a separate component of other comprehensive income (loss).

The RMB is not a freely convertible currency. The PRC State Administration for Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into foreign currencies. The value of the RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the China foreign exchange trading system market. The Group’s cash and cash equivalents denominated in RMB amounted to $39,230,288 and $11,461,853 at December 31, 2011 and 2012, respectively.

Income taxes

(t)                             Income taxes

Current income taxes are provided for in accordance with the laws of the relevant taxing authorities.

As part of the process of preparing financial statements, the Group is required to estimate its income taxes in each of the jurisdictions in which it operates. The Group accounts for income taxes using the asset and liability method. Under this method, deferred income taxes are recognized for tax consequences in future years of differences between the tax bases of assets and liabilities and their reported amounts in the financial statements at each year-end and tax loss carry forwards. Deferred tax assets and liabilities are measured using enacted tax rates applicable for the differences that are expected to affect taxable income. Deferred tax assets are reduced by a valuation allowance when, based upon the weight of available evidence, it is more likely than not that some portion or all of the deferred tax assets will not be realized. The components of the deferred tax assets and liabilities are individually classified as current and non-current based on the characteristics of the underlying assets and liabilities or the expected timing of their use when they do not relate to a specific asset or liability. The Group recognizes the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. For such position, the amount of tax benefit that the Company recognizes is the largest amount of tax benefit that is more than fifty percent likely of being sustained upon the ultimate settlement of such uncertain position. The Company records interest and penalties as a component of income tax expense.

Value added taxes

(u)                          Value added taxes

The Company’s PRC subsidiaries are subject to value added tax at a rate of 17% on proceeds received from customers, and are entitled to a refund for VAT already paid or borne on the goods purchased by it and utilized in the production of goods that have generated the gross sales proceeds. The VAT balance is recorded either in other current liabilities or other current receivables on the face of the consolidated balance sheets.

Comprehensive income (loss)

(v)                           Comprehensive income (loss)

Comprehensive income includes all changes in equity from transactions and other events and circumstances from non-owner sources. Comprehensive income includes net income and foreign currency translation adjustments. The consolidated financial statements have been adjusted for the retrospective application of the authoritative guidance regarding presentation of comprehensive income, which was adopted by the Company on January 1, 2012.

Concentration credit risk

(w)                        Concentration credit risk

Financial instruments that potentially expose the Group to concentrations of credit risk consist primarily of cash and cash equivalents, short-term investments, accounts receivable, other receivables and advances to suppliers. The Group places its cash and cash equivalents and short-term investments with financial institutions with high-credit ratings and quality. Accounts receivable primarily comprise amounts receivable from product delivery service providers. These amounts are collected from customers by the service providers when products are delivered. The Group conducts a credit evaluation of these service providers and generally requires a small amount of security deposit. With respect to advances to product suppliers, the Group performs on-going credit evaluations of the financial condition of its suppliers. The Group establishes an allowance for doubtful accounts based upon estimates, factors surrounding the credit risk of specific customers and other information. The allowance amounts were immaterial for all periods presented.

Fair value of financial instruments

(x)                          Fair value of financial instruments

Fair value is considered to be the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the asset or liability. The established fair value hierarchy requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The three levels of inputs may be used to measure fair value include:

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities. The Group did not have any material financial instruments that were required to be measured at fair value on a recurring basis as of December 31, 2011 and 2012. The carrying values of financial instruments, which consist of cash and cash equivalents, accounts receivable, short-term investments, other receivables, accounts payable and other payables are recorded at cost which approximates their fair value due to the short-term nature of these instruments. The Group does not use derivative instruments to manage risks.

Share-based compensation

(y)                           Share-based compensation

The Group’s share-based payment transactions are measured based on the grant-date fair value of the award. The fair value of the award, net of estimated forfeitures, is recognized as compensation expense over the period during which the recipient is required to provide services in exchange for the award, which is generally the vesting period.

Upon modification, the incremental compensation cost is measured as the excess, if any, of the fair value of the modified award over the fair value of the original award immediately before its terms are modified. The incremental compensation cost is recognized in the period the modification occurs for the vested award or over the remaining vesting period for the nonvested award.

Operating leases

(z)                            Operating leases

Minimum rental expenses are recognized ratably over the lease term. The Group begins recognizing rental expense upon taking possession of the property, which generally includes a construction period prior to store opening. When a lease contains a predetermined fixed escalation of the minimum rent, the Group recognizes the related rent expense on a straight-line basis and records the difference between the recognized rental expense and the amounts payable under the lease as a short-term or long-term deferred rent liability. The Group also receives lease incentives upon entering into certain store leases which are recorded on a straight-line basis as a reduction to rent expense over the term of the lease.

Certain leases provide for contingent rents that are not measurable at inception. These contingent rents are primarily based on a percentage of sales that are in excess of a predetermined level. These amounts are excluded from minimum rent and are included in the determination of rent expense when it is probable that the expense has been incurred and the amount is reasonably estimable.

Earnings per share

(aa)                   Earnings per share

Basic earnings per share are computed by dividing income attributable to holders of ordinary shares by the weighted average number of ordinary shares outstanding during the period.

Diluted earnings per ordinary share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares.

Prior to October 2010, the Company’s Series B, C and D convertible non-redeemable preference shares contained provisions that did not permit payment of dividends to ordinary shareholders without first paying an undefined dividend to the preferred shareholders. The Group has computed basic earnings per share using the two-class method assuming (i) the preference shares are participating securities and (ii) the preferred shareholders would require a dividend that is at least equal to what they would receive on an as-if converted basis. Diluted earnings per share are computed using the more dilutive of the two-class method or the if-converted method. Upon the consummation of the Company’s initial public offering on October 26, 2010, each of the Series B, Series C and Series D preference shares was automatically converted into ordinary shares. The two-class method of computing earnings per share ceased to apply on the conversion date.

Recently issued accounting standards

(ab) Recently issued accounting standards

In December 2011, the FASB has issued an authoritative pronouncement related to disclosures about offsetting assets and liabilities. The guidance requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. An entity is required to apply the amendments for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. An entity should provide the disclosures required by those amendments retrospectively for all comparative periods presented. The Company does not expect the adoption of this guidance to have a significant effect on its consolidated financial statements.

In February 2013, the FASB issued an authoritative pronouncement related to reporting of amounts reclassified out of accumulated other comprehensive income. Under the guidance, an entity is required to report the effect of significant reclassifications out of accumulated other comprehensive income on the respective line items in net income if the amount being reclassified is required under U.S. generally accepted accounting principles (GAAP) to be reclassified in its entirety to net income. For other amounts that are not required under U.S. GAAP to be reclassified in their entirety to net income in the same reporting period, an entity is required to cross-reference other disclosures required under U.S. GAAP that provide additional detail about those amounts. The amendments are effective prospectively for reporting periods beginning after December 15, 2012. Early adoption is permitted. The Group is in the process of evaluating the effect of adoption of this pronouncement.

In March 2013, the FASB issued an authoritative pronouncement related to parent's accounting for the cumulative translation adjustment upon derecognition of certain subsidiaries or groups of assets within a foreign entity or of an Investment in a foreign entity. Under the guidance, the cumulative translation adjustment should be released into net income when a reporting entity (parent) ceases to have a controlling financial interest in a subsidiary or group of assets that is a nonprofit activity or a business within a foreign entity. A pro rata portion of the cumulative translation adjustment should be released into net income upon a partial sale of an equity method investment which is a foreign entity. The amendments are effective prospectively for reporting periods beginning after December 15, 2013. Early adoption is permitted. The Group is in the process of evaluating the effect of adoption of this pronouncement.

ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2012
ORGANIZATION AND PRINCIPAL ACTIVITIES
Schedule of significant consolidated subsidiaries and VIEs

As of December 31, 2012, the Company’s significant consolidated subsidiaries and VIEs consist of the following:

		Place of	Percentage of
Name	Date of incorporation	incorporation	shareholdings	Principal activities
Mecox Lane (Hong Kong) Limited	March 17, 2010	Hong Kong	100%	Investment holding
Shanghai Mecox Lane International Mailorder Co., Ltd. (“Mecox Lane Mailorder”)	January 8, 1996	China	100%	Telephonic sales of garments, accessories and other products
Clarence Consultants Limited (“Clarence”)	March 30, 1998	Cayman Islands	100%	Investment holding
eMecoxLane Co., Ltd (“eMecoxLane”)	December 13, 2000	Cayman Islands	100%	Investment holding
eMecoxLane (Hong Kong) Co., Ltd.	March 16, 2010	Hong Kong	100%	Investment holding
Mecox Lane Technology (China) Limited	July 9, 2010	China	100%	Sale of garments and accessories
Mai Wang Information Technology (Shanghai) Co., Ltd.	September 8, 2008	China	100%	Software development and information
Mai Wang Trading (Shanghai) Co. Ltd. (“Mai Wang Trading”)	April 5, 2000	China	100%	Wholesale of garments
Shanghai Xian Ni Garment Co., Ltd. (“Xian Ni”)	December 27, 1993	China	96.70%	Investment holding
Mexi-Care Limited (“Mexi-Care”)	April 24,2012	Cayman Islands	100%	Investment holding
Mexi-Care Holdings (Hong Kong) Limited (“Mexi-Care HK”)	May 25,2012	Hong Kong	100%	Investment holding
Rampage China Limited (“Rampage Cayman”)	February 18, 2009	Cayman Islands	80%	Investment holding
Rampage China (Hong Kong) Limited	March 30, 2009	Hong Kong	80%	Investment holding
Rampage Trading (Shanghai) Co., Ltd.	May 14, 2010	China	80%	Wholesale of garments
Mecox Lane E-commerce*: (Shanghai) Co., Ltd. (“MecoxLane E-commerce”, previously known as Shanghai Mecox Lane Information Technology Co., Ltd.)	August 6, 2002	China	100%	Online sales and maintenance of Company website
Shanghai Mecox Lane Shopping Co., Ltd (“Mecox Lane Shopping”)	July 19, 2005	China	VIE	Sale of garments and office accessories
Shanghai Shang Xun Information Technology Co., Ltd. (“Shang Xun”, previously known as Shanghai Wangji Marketing Services Co., Ltd.)	September 14, 2006	China	VIE	Software development and information technology support
Shanghai Rampage Shopping Co., Ltd. (“Rampage Shopping”)	November 24, 2008	China	VIE	Retail of apparels and accessories

* In February 2012, MecoxLane Information changed its name to Mecox Lane E-Commerce Co., Limited, or Mecox Lane E-Commerce, as a result, the equity interests in Mecox Lane E-Commerce were transferred from its original shareholders to MecoxLane Hong Kong. The contractual arrangements among Mai Wang Trading, Mecox Lane E-Commerce and its shareholders have been terminated and Mecox Lane E-Commerce became a wholly-owned subsidiary of our company.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of assets of the Company's consolidated VIEs

	December 31, 2011	December 31, 2012
	$	$
Cash and cash equivalents	3,449,087	3,684,138
Accounts receivable—net	1,394,375	689,035
Other receivables	5,029,346	2,894,714
Merchandise inventory	2,756,050	7,668,644
Property and equipment—net	2,726,201	1,639,478
Other non-current assets	1,196,974	200,069
Total Assets	16,552,033	16,776,078
Accounts payable	4,886,576	3,101,935
Advances from customers	1,790,998	1,345,714
Accrued expenses	5,378,698	281,152
Other current liabilities	4,142,652	1,955,777
Income taxes payable	107,032	34,718
Total Liabilities	16,305,956	6,719,296

Schedule of estimated useful lives of property and equipment
Leasehold improvements	Lesser of lease term or estimated useful life of 2 years
Office equipment	5 years
Furniture	5 years
Vehicles	5 years
Buildings	25 years

Schedule of classification of primary cost in each major expense category

Cost of Goods Sold	Selling, General and Administrative Expenses
· Cost of merchandise sold;	· Payroll, bonus and benefit costs for retail and corporate associates;
· Merchandise inventory write-down and shortage; and	· Occupancy costs for retail, distribution center and corporate facilities;
· Customer shipping and handling costs.	· Sample development costs
· Advertising and marketing costs;
· Freight expenses associated with moving merchandise from the distribution center to the Company’s retail stores; and
· Legal, finance, information systems and other corporate overhead costs.

PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2012
PROPERTY AND EQUIPMENT, NET
Schedule of property and equipment, net

	As of December 31,
	2011	2012
	$	$
Leasehold improvements	10,701,079	7,597,453
Office equipment	5,119,176	4,340,295
Furniture	3,865,365	6,219,825
Vehicles	627,319	628,856
Buildings	—	37,728,128
Construction in progress	34,645,798	551,552
	54,958,737	57,066,109
Less: accumulated depreciation	(11,722,144)	(10,538,052)
	43,236,593	46,528,057

INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2012
INTANGIBLE ASSETS, NET
Schedule of intangible assets
	As of December 31,
	2011	2012
	$	$
Trademarks	25,000	25,000
Software	3,371,959	3,706,155
Less: accumulated amortization	(1,946,739)	(2,467,511)
	1,450,220	1,263,644

ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2012
ACCRUED EXPENSES
Schedule of accrued expenses

	As of December 31,
	2011	2012
	$	$
Accrued advertising expense	2,645,007	431,383
Accrued shipping and handling costs	2,117,878	1,241,376
Accrued payroll	2,496,547	2,557,692
Others	1,466,306	922,605
	8,725,738	5,153,056

CONVERTIBLE NON-REDEEMABLE PREFERENCE SHARES (Tables)	12 Months Ended
Dec. 31, 2012
CONVERTIBLE NON-REDEEMABLE PREFERENCE SHARES
Schedule of convertible non-redeemable preference shares
Date	Series	Price/Share	Gross proceeds
December 1999	B	$3.17	$27,086,226
	C	$1.82	$2,250,000
March 2000	C-1	$4.89	$1,000,000
	D	$5.77	$10,000,000

SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2012
SHARE-BASED COMPENSATION
Schedule of weighted average assumptions under the Black- Scholes option-pricing model for estimation of fair value of options
	2010	2011

Average risk-free rate of return	2.68%	2.16% – 2.27%
Expected term	5.88 years	5.88 years
Volatility rate	59.05%	56.33% - 56.37%
Expected dividend yield	—	—

Summary of stock option activity

	Shares	Weighted- average exercise price	Weighted- average remaining contractual life	Aggregate intrinsic value

Options outstanding at January 1, 2012	76,510,625	$0.16
Forfeited	(3,705,014)	$0.16
Exercised	(58,317)	$0.16
Options outstanding at December 31, 2012	72,747,294	$0.16	6.0	—
Options vested or expected to vest	72,339,639	$0.16	6.0	—
Options exercisable	68,206,188	$0.16	5.9	—

INCOME TAX EXPENSE (Tables)	12 Months Ended
Dec. 31, 2012
INCOME TAX EXPENSE
Schedule of income tax expense
	2010	2011	2012
	$	$	$
Current tax	2,196,635	323,911	—
Deferred tax	(1,238,987)	2,619,858	323,911
	957,648	2,943,769	323,911

Schedule of the effects of the tax holidays granted to Mai Wang Information
	2010	2011	2012
Tax holiday effect	$117,505	$—	$—
Net income per share effect—basic	$—	$—	$—
Net income per share effect—diluted	$—	$—	$—

Schedule of principal components of deferred tax assets

	As of December 31,
	2011	2012
	$	$

Deferred tax assets:
Inventory write-downs	2,120,999	2,928,696
Accrued expenses	2,043,433	1,099,149
Others	5,873	132,089
Total current deferred tax assets	4,170,305	4,159,934
Less: valuation allowance	(3,846,394)	(4,159,934)
Net current deferred tax assets	323,911	—

Net operating loss carryforwards	6,714,089	10,946,227
Impairment for long-lived assets	20,990	403,377
Total non-current deferred tax assets	6,735,079	11,349,604
Less: valuation allowance	(6,735,079)	(11,349,604)
Net non-current deferred tax assets	—	—
Total deferred tax assets	323,911	—

Schedule of reconciliation between the income tax expense computed by applying the PRC statutory corporate income tax rate to income before income taxes and the actual income tax expense

	2010	2011	2012
PRC corporate income tax	25.0%	25.0%	25%
Expense not deductible for tax purposes	0.3%	0.8%	(0.8)%
Effect of change in valuation allowance	2.6%	(34.5)%	(22.2)%
Effect of difference in reversal rate	(2.8)%	0.0%	0.0%
Effect of reduced tax rate	(15.5)%	0.0%	0.0%
Effect of different tax rate of group entities in other jurisdiction	10.0%	(2.7)%	(4.5)%
Effect of prior year true-up	(1.9)%	1.7%	1.0%
	17.7%	(9.7)%	(1.5)%

EARNINGS (LOSS) PER SHARE (Tables)	12 Months Ended
Dec. 31, 2012
EARNINGS (LOSS) PER SHARE
Schedule for calculation of basic and diluted income (loss) attributable to the company's preferred and ordinary shareholders per share

Basic and diluted net income (loss) attributable to the Company’s preferred and ordinary shareholders per share have been calculated for the years ended December 31, 2010, 2011 and 2012 as follows:

	2010	2011	2012

Numerator:
Net income (loss) allocated to ordinary shareholders—basic	$2,499,326	$(33,223,661)	$(22,432,150)
Net income allocated to preferred shareholders	$1,931,283	$—	$—
Net income (loss) available to Mecox Lane Limited shareholders—diluted	$4,430,609	$(33,223,661)	$(22,432,150)

Denominator:
Weighted average ordinary shares—basic	242,026,404	405,192,243	404,247,016
—weighted average preference shares	101,206,727	—	—
—dilutive effect of share options	53,640,033	—	—
Weighted average ordinary shares—diluted	396,873,164	405,192,243	404,247,016

Basic earnings (loss) per ordinary share	$0.01	$(0.08)	$(0.06)
Diluted earnings (loss) per ordinary share	$0.01	$(0.08)	$(0.06)

SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2012
SEGMENT REPORTING
Schedule of net revenues, cost of goods sold and gross profit attributable to the different segments

	Internet platform	Call center	Directly operated stores	Franchised Stores	Total
	$	$	$	$	$

2010
Revenues	108,156,892	70,611,666	30,709,926	18,062,814	227,541,298
Cost of goods sold (excluding depreciation and amortization)	71,443,588	35,945,408	13,521,818	11,730,807	132,641,621
Gross Profit	36,713,304	34,666,258	17,188,108	6,332,007	94,899,677
Selling, general and administrative expenses					86,244,899
Depreciation and amortization					4,468,527
Other operating income, net					(774,986)
Income from operations					4,961,237
Interest income					440,875
Income before income taxes and noncontrolling interests					5,402,112

2011
Revenues	118,502,166	52,783,982	25,770,146	20,837,544	217,893,838
Cost of goods sold (excluding depreciation and amortization)	92,686,952	24,399,891	12,914,304	14,737,394	144,738,541
Gross Profit	25,815,214	28,384,091	12,855,842	6,100,150	73,155,297
Selling, general and administrative expenses					104,534,226
Depreciation and amortization					4,411,298
Other operating income, net					(932,748)
Loss from operations					(34,857,479)
Interest income					2,231,462
Other income, net					2,307,270
Loss before income taxes and noncontrolling interests					(30,318,747)

2012
Revenues	71,830,359	47,966,846	17,343,134	14,675,718	151,816,057
Cost of goods sold (excluding depreciation and amortization)	57,679,033	19,155,224	9,894,793	10,737,821	97,466,871
Gross Profit	14,151,326	28,811,622	7,448,341	3,937,897	54,349,186
Selling, general and administrative expenses					76,309,520
Depreciation and amortization					4,216,962
Other operating income, net					(1,805,346)
Loss from operations					(24,371,950)
Interest income					2,143,396
Other income, net					120,315
Loss before income taxes and noncontrolling interests					(22,108,239)

(1)   Segment cost of goods sold and gross profit reviewed by the chief operating decision maker excludes depreciation and amortization.

Schedule of net revenues by each group of similar products

	For the years ended December 31,
	2010	2011	2012
	$	$	$
Apparel and accessories	167,726,656	156,299,108	96,896,947
Home products	25,523,853	20,636,356	10,315,617
Healthcare products	33,818,003	40,607,636	44,352,636
Others	472,786	350,738	250,857
Total net revenues	227,541,298	217,893,838	151,816,057

Schedule of group's revenues and cost of goods sold related to its sales to franchisees

	For the years ended December 31,
	2010	2011	2012
	$	$	$
Revenue	18,062,814	20,837,544	14,675,718
Cost of goods sold (excluding depreciation and amortization)	11,730,807	14,737,394	10,737,821
Gross profit	6,332,007	6,100,150	3,937,897

COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES
Schedule of future minimum lease payments under non-cancellable operating lease agreements

The Group has operating lease agreements for company-owned stores, warehouses and offices. Future minimum lease payments under non-cancellable operating lease agreements at December 31, 2012 are as follows:

Years ending:	$
2013	4,202,717
2014	1,833,078
2015	620,570
2016	200,114
2017 and after	216,361
7,072,840

ORGANIZATION AND PRINCIPAL ACTIVITIES (Details)	Dec. 31, 2012
Mecox Lane (Hong Kong) Limited
Organization and principal activities
Percentage of shareholdings	100.00%
Mecox Lane Mailorder
Organization and principal activities
Percentage of shareholdings	100.00%
Clarence
Organization and principal activities
Percentage of shareholdings	100.00%
eMecoxLane
Organization and principal activities
Percentage of shareholdings	100.00%
eMecoxLane (Hong Kong) Co, Ltd.
Organization and principal activities
Percentage of shareholdings	100.00%
Mecox Lane Technology (China) Limited
Organization and principal activities
Percentage of shareholdings	100.00%
Mai Wang Information
Organization and principal activities
Percentage of shareholdings	100.00%
Mai Wang Trading
Organization and principal activities
Percentage of shareholdings	100.00%
Xian Ni
Organization and principal activities
Percentage of shareholdings	96.70%
Mexi-Care
Organization and principal activities
Percentage of shareholdings	100.00%
Mexi-Care HK
Organization and principal activities
Percentage of shareholdings	100.00%
Rampage Cayman
Organization and principal activities
Percentage of shareholdings	80.00%
Rampage China (Hong Kong) Limited
Organization and principal activities
Percentage of shareholdings	80.00%
Rampage Trading (Shanghai) Co., Ltd.
Organization and principal activities
Percentage of shareholdings	80.00%
MecoxLane E-commerce
Organization and principal activities
Percentage of shareholdings	100.00% [1]

[1]	In February 2012, MecoxLane Information changed its name to Mecox Lane E-Commerce Co., Limited, or Mecox Lane E-Commerce. The transfer of equity interests in Mecox Lane E-Commerce from its original shareholders to MecoxLane Hong Kong became effective. The contractual arrangements among Mai Wang Trading, Mecox Lane E-Commerce and its shareholders have been terminated and Mecox Lane E-Commerce became a wholly-owned subsidiary of our company.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Total assets and liabilities of VIEs
Cash and cash equivalents	$ 13,291,063	$ 40,097,545	$ 86,011,952	$ 18,757,853
Accounts receivable	1,452,864	1,993,962
Other receivables	5,149,844	6,921,738
Merchandise inventories	27,349,540	31,286,353
Property and equipment, net	46,528,057	43,236,593
Other non-current assets	249,903	833,427
TOTAL ASSETS	128,389,962	155,505,184
Accounts payable	19,063,827	23,867,229
Advances from customers	4,570,595	4,723,687
Accrued expenses	5,153,056	8,725,738
Other current liabilities	7,358,589	5,694,457
Income taxes payable	1,779,978	1,793,016
Total current liabilities	38,473,523	44,804,127
Basis of presentation
Net current assets	35,749,731
Short-term investments	20,682,480	20,631,910
Net loss	(22,432,150)	(33,262,516)	4,444,464
Net operating cash outflow	(10,989,901)	(19,709,258)	(5,874,045)
Merchandise inventory
Inventory write-downs and shortages	9,360,824	7,900,784	948,934
VIEs
Total assets and liabilities of VIEs
Initial term of technical consulting and information services agreement	10 years
Cash and cash equivalents	3,684,138	3,449,087
Accounts receivable	689,035	1,394,375
Other receivables	2,894,714	5,029,346
Merchandise inventories	7,668,644	2,756,050
Property and equipment, net	1,639,478	2,726,201
Other non-current assets	200,069	1,196,974
TOTAL ASSETS	16,776,078	16,552,033
Accounts payable	3,101,935	4,886,576
Advances from customers	1,345,714	1,790,998
Accrued expenses	281,152	5,378,698
Other current liabilities	1,955,777	4,142,652
Income taxes payable	34,718	107,032
Total current liabilities	$ 6,719,296	$ 16,305,956

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2)	12 Months Ended
Dec. 31, 2012
Property and equipment, net
Useful life	2 years
Office equipment
Property and equipment, net
Useful life	5 years
Furniture
Property and equipment, net
Useful life	5 years
Vehicles
Property and equipment, net
Useful life	5 years
Buildings
Property and equipment, net
Useful life	25 years

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Impairment of long-lived assets
Impairment loss for long-lived assets	$ 1,684,668	$ 81,870
Prepaid Land Use Right
INTANGIBLE ASSETS, NET
Amortization period	50 years
Trademarks
INTANGIBLE ASSETS, NET
Amortization period	5 years
Computer software
INTANGIBLE ASSETS, NET
Amortization period	5 years

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 4)	12 Months Ended
Dec. 31, 2012
Revenue recognition
Unsold merchandise that can be returned by the franchisee under the consignment agreement (as a percent)	100.00%
Minimum
Revenue recognition
Credit and debit card receivables collection term after the sale	3 days
Term of sales return for customers of online platform and retail stores	10 days
Unsold merchandise that can be returned by other franchisee, as a percentage of specific order placed	5.00%
Maximum
Revenue recognition
Credit and debit card receivables collection term after the sale	4 days
Term of sales return for customers of online platform and retail stores	30 days
Unsold merchandise that can be returned by other franchisee, as a percentage of specific order placed	10.00%

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 5) (USD $)	12 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Shipping and handling costs
Shipping and handling costs incurred	$ 10,011,395	$ 15,190,748	$ 13,751,444
Discount coupons and membership points
Number of points earned by customers for each Renminbi spent, under customer loyalty program	10
Accrued liability for customer loyalty program		67,755
Expense classification
Purchasing, receiving and warehousing costs	12,654,208	10,189,464	8,792,801
Advertising expenses
Advertising expenses incurred	8,679,060	28,951,702	23,987,328
Foreign currency translation
Cash and cash equivalents denominated in RMB	13,291,063	40,097,545	86,011,952	18,757,853
Value added taxes
Value added tax rate applicable to PRC subsidiaries (as a percent)	17.00%
Cash and cash equivalents | Denominated in RMB
Foreign currency translation
Cash and cash equivalents denominated in RMB	$ 11,461,853	$ 39,230,288

SHORT-TERM INVESTMENT (Details)	Dec. 31, 2012 item	Dec. 31, 2011 item	Dec. 31, 2012 Held-to-Maturity investment, investment one	Dec. 31, 2012 Held-to-Maturity investment, investment two
Short-term investment
Number of structured time deposits, categorized as held-to-maturity, short-term investments, held by the entity	2	2
Interest rate on deposits (as a percent)			4.95%	5.10%

PROPERTY AND EQUIPMENT, NET (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property and equipment, net
Property and equipment, gross	$ 57,066,109	$ 54,958,737
Less: accumulated depreciation	(10,538,052)	(11,722,144)
Property and equipment, net	46,528,057	43,236,593
Depreciation expense	3,568,804	3,860,658	4,119,877
Impairment loss for long-lived assets to be disposed of	1,194,353
Impairment charge on software	111,274
Impairment charge on leasehold improvement	379,041	81,870
Leasehold improvements
Property and equipment, net
Property and equipment, gross	7,597,453	10,701,079
Carrying value of impaired assets	0
Office equipment
Property and equipment, net
Property and equipment, gross	4,340,295	5,119,176
Furniture
Property and equipment, net
Property and equipment, gross	6,219,825	3,865,365
Vehicles
Property and equipment, net
Property and equipment, gross	628,856	627,319
Buildings
Property and equipment, net
Property and equipment, gross	37,728,128
Construction in progress
Property and equipment, net
Property and equipment, gross	$ 551,552	$ 34,645,798

INTANGIBLE ASSETS, NET (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
INTANGIBLE ASSETS, NET
Less: accumulated amortization	$ (2,467,511)	$ (1,946,739)
Intangible assets, net	1,263,644	1,450,220
Amortization expenses	520,772	477,043	348,650
Impairment charge	111,274
Estimated amortization expense
2013	505,600
2014	425,190
2015	265,985
2016	148,510
2017	29,789
Trademarks
INTANGIBLE ASSETS, NET
Intangible assets, gross	25,000	25,000
Software
INTANGIBLE ASSETS, NET
Intangible assets, gross	3,706,155	3,371,959
Impairment charge	$ 111,274

ACCRUED EXPENSES (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
ACCRUED EXPENSES
Accrued advertising expense	$ 431,383	$ 2,645,007
Accrued shipping and handling costs	1,241,376	2,117,878
Accrued payroll	2,557,692	2,496,547
Others	922,605	1,466,306
Accrued expenses	$ 5,153,056	$ 8,725,738

CONVERTIBLE NON-REDEEMABLE PREFERENCE SHARES (Details) (USD $)	1 Months Ended			1 Months Ended		1 Months Ended		1 Months Ended
	Apr. 30, 2006 Convertible non-redeemable preference shares	Dec. 31, 1999 Series B	Apr. 30, 2006 Series B	Dec. 31, 1999 Series C	Apr. 30, 2006 Series C	Mar. 31, 2000 Series C-1	Apr. 30, 2006 Series C-1	Mar. 31, 2000 Series D	Apr. 30, 2006 Series D
Preference shares
Price/Share (in dollars per share)		$ 3.17		$ 1.82		$ 4.89		$ 5.77
Gross proceeds		$ 27,086,226		$ 2,250,000		$ 1,000,000		$ 10,000,000
Number of ordinary shares issued in exchange of reduction of aggregate liquidation preference	150,000,000
Aggregate reduction in liquidation preference, under restructuring	$ 15,000,000
Liquidation preference as a percentage of initial purchase price	62.80%
Conversion price per share			$ 0.3		$ 0.17		$ 0.46		$ 0.55

SHARE-BASED COMPENSATION (Details) (USD $)	12 Months Ended								1 Months Ended	12 Months Ended					1 Months Ended			1 Months Ended			0 Months Ended	12 Months Ended			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Options	Dec. 31, 2011 Options	Dec. 31, 2010 Options	Dec. 31, 2011 Options Minimum	Dec. 31, 2011 Options Maximum	Dec. 31, 2011 Option Modification	Dec. 31, 2012 Option Modification	Dec. 31, 2011 Option Modification	Dec. 31, 2012 Restricted shares	Dec. 31, 2012 2006 Plan	Dec. 31, 2006 2006 Plan	Dec. 31, 2006 2006 Plan Options Maximum	Dec. 31, 2012 2008 Plan	Jan. 31, 2008 2008 Plan	Jan. 31, 2008 2008 Plan Options Maximum	Oct. 31, 2010 2011 Share Incentive Plan	Dec. 31, 2012 2011 Share Incentive Plan Options	Oct. 04, 2011 2011 Share Incentive Plan Restricted shares	Dec. 31, 2012 2011 Share Incentive Plan Restricted shares	Dec. 31, 2011 2011 Share Incentive Plan Restricted shares	May 31, 2012 2012 Plan	Dec. 31, 2012 2012 Plan Options	Dec. 31, 2012 2012 Plan Restricted shares
Share-Based Compensation
Period of options															10 years			10 years
Vesting period															4 years						3 years
Number of shares authorized for issuance under the plan														63,456,083			57,370,401		25,358,047					26,155,837
Number of shares available for future grant under the plan													0			0
Options outstanding (in shares)				72,747,294	76,510,625								19,240,253			45,020,386				8,486,655
Number of options granted under the plan (in shares)				0																					0
Number of shares granted under the plan												0									11,678,047					0
Number of shares granted and outstanding under the plan																						10,207,704
Compensation expense	$ 2,119,171	$ 4,353,607	$ 3,345,896							$ 194,146	$ 1,482,470
Number of options under modification plan (in shares)									76,110,625		76,110,625
Unrecognized compensation cost (in dollars)				1,536,456						278,943
Additional disclosures
Average risk-free rate of return, (as a percent)						2.68%	2.16%	2.27%
Expected term					5 years 10 months 17 days	5 years 10 months 17 days
Volatility rate (as a percent)						59.05%	56.33%	56.37%
Remaining fraction of shares vesting ratably over eight quarters																					0.67
Fair value (in dollars)																					2,012,795
Unrecognized compensation cost (in dollars)																						1,050,538
Weighted average period for recognition of unrecognized compensation cost				1 year 3 months 18 days																		1 year 9 months 18 days
Fair value of shares granted and vested (in dollars per share)																							$ 0.18
Number of shares forfeited under the plan																						1,470,343
Incremental compensation cost									$ 1,955,559

SHARE-BASED COMPENSATION (Details 2) (Stock Options, USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock Options
Shares
Options outstanding at the beginning of the period (in shares)	76,510,625
Forfeited (in shares)	(3,705,014)
Exercised (in shares)	(58,317)
Options outstanding at the end of the period (in shares)	72,747,294	76,510,625
Options vested or expected to vest (in shares)	72,339,639
Options exercisable (in shares)	68,206,188
Weighted-average exercise price
Options outstanding at the beginning of the period (in dollars per share)	$ 0.16
Forfeited (in dollars per share)	$ 0.16
Exercised (in dollars per share)	$ 0.16
Options outstanding at the end of the period (in dollars per share)	$ 0.16	$ 0.16
Options vested or expected to vest (in dollars per share)	$ 0.16
Options exercisable (in dollars per share)	$ 0.16
Weighted-average remaining contractual life
Options outstanding	6 years
Options vested or expected to vest	6 years
Options exercisable	5 years 10 months 24 days
Additional disclosures
Weighted average grant date fair value of options granted (in dollars per share)		$ 0.34	$ 1
Unrecognized compensation cost (in dollars)	$ 1,536,456
Weighted average period for recognition of unrecognized compensation cost	1 year 3 months 18 days
Intrinsic value of options exercised (in dollars)	$ 1,370		$ 3,517,730

EMPLOYEE RETIREMENT BENEFIT (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
EMPLOYEE RETIREMENT BENEFIT
Total contribution for employee benefits	$ 5,906,969	$ 6,099,964	$ 4,940,106

DISTRIBUTION OF PROFIT (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Distribution of Profit Disclosure
General reserve fund	$ 931,739	$ 967,886
Restricted amount of net assets of subsidiaries	84,918,182	85,318,122
PRC
Distribution of Profit Disclosure
Percentage appropriation to general reserve fund required	10.00%
General reserve as a percentage of registered capital up to which after-tax profit of PRC subsidiaries and VIEs shall be transferred	50.00%
Statutory capital	83,986,443	84,350,236
General reserve fund	931,739	967,886
Statutory reserve increase (decrease)	$ (36,147)	$ 365

INCOME TAX EXPENSE (Details)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 Hong Kong MecoxLane Hong Kong	Dec. 31, 2012 Hong Kong Rampage Hong Kong	Dec. 31, 2012 Hong Kong eMecoxLane Hong Kong	Dec. 31, 2012 PRC USD ($)	Dec. 31, 2012 PRC CNY	Dec. 31, 2011 PRC	Dec. 31, 2010 PRC	Dec. 31, 2009 PRC	Dec. 31, 2008 PRC	Dec. 31, 2012 PRC Mecox Lane Mailorder	Dec. 31, 2011 PRC Mecox Lane Mailorder	Dec. 31, 2008 PRC Mecox Lane Mailorder	Dec. 31, 2012 PRC Mai Wang Trading	Dec. 31, 2011 PRC Mai Wang Trading	Dec. 31, 2008 PRC Mai Wang Trading	Dec. 31, 2012 PRC Xian Ni	Dec. 31, 2011 PRC Xian Ni	Dec. 31, 2008 PRC Xian Ni	Dec. 31, 2012 PRC Mai Wang Information	Dec. 31, 2011 PRC Mai Wang Information	Dec. 31, 2010 PRC Mai Wang Information USD ($)	Dec. 31, 2009 PRC Mai Wang Information	Dec. 31, 2014 PRC Mai Wang Information Forecast	Dec. 31, 2013 PRC Mai Wang Information Forecast	Dec. 31, 2012 PRC Other subsidiaries and VIEs	Dec. 31, 2011 PRC Other subsidiaries and VIEs	Dec. 31, 2010 PRC Other subsidiaries and VIEs
INCOME TAX EXPENSE
Current tax		$ 323,911	$ 2,196,635
Deferred tax	323,911	2,619,858	(1,238,987)
Income tax expense	323,911	2,943,769	957,648
Income Tax Expense
Income tax rate (as a percent)	25.00%	25.00%	25.00%	16.50%	16.50%	16.50%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%																25.00%	25.00%	25.00%
Preferential income tax rate for entities registered in Pudong New District, Shanghai (as a percent)												15.00%	25.00%	24.00%	15.00%	25.00%	24.00%	15.00%	25.00%	24.00%	15.00%	12.50%	12.50%	0.00%	0.00%	25.00%	12.50%
Transition period from preferential lower tax rate to uniform tax rate												5 years
Gross unrecognized tax benefits
Period of statute of limitations, if the underpayment of income taxes is due to computational errors made by the taxpayer							3 years	3 years
Period of statute of limitations, if the underpayment of income tax liability exceeds the specified amount							5 years	5 years
Threshold level of underpayment of taxes which indicates statute of limitations may be extended							15,100	100,000
Period of statute of limitations for transfer pricing related adjustment							10 years	10 years
Effect of tax holidays
Tax holiday effect																								$ 117,505

INCOME TAX EXPENSE (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Deferred tax assets:
Inventory write-downs	$ 2,928,696	$ 2,120,999
Accrued expenses	1,099,149	2,043,433
Others	132,089	5,873
Total current deferred tax assets	4,159,934	4,170,305
Less: valuation allowance	(4,159,934)	(3,846,394)
Net current deferred tax assets		323,911
Net operating loss carryforwards	10,946,227	6,714,089
Impairment for long-lived assets	403,377	20,990
Total non-current deferred tax assets	11,349,604	6,735,079
Less: valuation allowance	(11,349,604)	(6,735,079)
Total deferred tax assets		323,911
Group recognized valuation allowance	15,509,538	10,581,473
Reconciliation between the income tax expense computed by applying the PRC statutory corporate income tax rate to income before income taxes and the actual income tax expense
PRC corporate income tax (as a percent)	25.00%	25.00%	25.00%
Expense not deductible for tax purposes (as a percent)	(0.80%)	0.80%	0.30%
Effect of change in valuation allowance (as a percent)	(22.20%)	(34.50%)	2.60%
Effect of difference in reversal rate (as a percent)	0.00%	0.00%	(2.80%)
Effect of reduced tax rate (as a percent)	0.00%	0.00%	(15.50%)
Effect of different tax rate of group entities in other jurisdiction (as a percent)	(4.50%)	(2.70%)	10.00%
Effect of prior year true-up	1.00%	1.70%	(1.90%)
Effective income tax rate (as a percent)	(1.50%)	(9.70%)	17.70%
Deferred tax assets for operating loss carry forwards
Operating loss carry forwards
Increase in valuation allowance attributable to the increase of net operating loss carry forwards	4,232,138
2016 | Subsidiaries | PRC
Operating loss carry forwards
Net operating loss carry forwards	809,871
2017 | Subsidiaries | PRC
Operating loss carry forwards
Net operating loss carry forwards	5,823,945
2018 | Subsidiaries | PRC
Operating loss carry forwards
Net operating loss carry forwards	$ 4,312,411

EARNINGS (LOSS) PER SHARE (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Numerator:
Net income (loss) allocated to ordinary shareholders-basic	$ (22,432,150)	$ (33,223,661)	$ 2,499,326
Net income allocated to preferred shareholders			1,931,283
Net income (loss) attributable to Mecox Lane Limited shareholders	$ (22,432,150)	$ (33,223,661)	$ 4,430,609
Denominator:
Weighted average ordinary shares-basic	404,247,016	405,192,243	242,026,404
Weighted average preference shares			101,206,727
Dilutive effect of share options (in shares)			53,640,033
Weighted average ordinary shares-diluted	404,247,016	405,192,243	396,873,164
Basic and Diluted earning (loss) per ordinary share
Basic earnings (loss) per ordinary share (in dollars per share)	$ (0.06)	$ (0.08)	$ 0.01
Diluted earnings (loss) per ordinary share (in dollars per share)	$ (0.06)	$ (0.08)	$ 0.01
Options
Anti-dilutive shares
Shares excluded from computation of diluted earning/loss per share	72,747,294	76,510,625	1,000,000
Restricted shares
Anti-dilutive shares
Shares excluded from computation of diluted earning/loss per share	10,207,704	11,678,047

SEGMENT REPORTING (Details) (USD $)	12 Months Ended
	Dec. 31, 2012 segment	Dec. 31, 2011 segment	Dec. 31, 2010 item segment
SEGMENT REPORTING
Number of major product distribution channels			3
Number of operating segments	4		3
The number of segments divided into for online platform channels		2
Segment reporting
Revenues	$ 151,816,057	$ 217,893,838	$ 227,541,298
Cost of goods sold (excluding depreciation and amortization)	97,466,871	144,738,541	132,641,621
Gross Profit	54,349,186	73,155,297	94,899,677
Selling, general and administrative expenses	76,309,520	104,534,226	86,244,899
Depreciation and amortization	4,216,962	4,411,298	4,468,527
Other operating income, net	(1,805,346)	(932,748)	(774,986)
Income (loss) from operations	(24,371,950)	(34,857,479)	4,961,237
Interest income	2,143,396	2,231,462	440,875
Other income, net	120,315	2,307,270
Income (loss) before income tax	(22,108,239)	(30,318,747)	5,402,112
Apparel and accessories
Segment reporting
Revenues	96,896,947	156,299,108	167,726,656
Home products
Segment reporting
Revenues	10,315,617	20,636,356	25,523,853
Healthcare products
Segment reporting
Revenues	44,352,636	40,607,636	33,818,003
Others
Segment reporting
Revenues	250,857	350,738	472,786
Internet platform
Segment reporting
Revenues	71,830,359	118,502,166	108,156,892
Cost of goods sold (excluding depreciation and amortization)	57,679,033	92,686,952	71,443,588
Gross Profit	14,151,326	25,815,214	36,713,304
Call center
Segment reporting
Revenues	47,966,846	52,783,982	70,611,666
Cost of goods sold (excluding depreciation and amortization)	19,155,224	24,399,891	35,945,408
Gross Profit	28,811,622	28,384,091	34,666,258
Directly operated stores
Segment reporting
Revenues	17,343,134	25,770,146	30,709,926
Cost of goods sold (excluding depreciation and amortization)	9,894,793	12,914,304	13,521,818
Gross Profit	7,448,341	12,855,842	17,188,108
Franchised Stores
Segment reporting
Revenues	14,675,718	20,837,544	18,062,814
Cost of goods sold (excluding depreciation and amortization)	10,737,821	14,737,394	11,730,807
Gross Profit	$ 3,937,897	$ 6,100,150	$ 6,332,007

RELATED PARTY TRANSACTIONS (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Related party transactions
Advertising expense	$ 8,679,060	$ 28,951,702	$ 23,987,328
Amount due to related parties	547,478
Amount due from related party		356,090
Allyes
Related party transactions
Advertising expense			288,836
Amount due to related parties
VIPShop
Related party transactions
Revenue	2,818,196	356,090
Amount due from related party		356,090
Amount due to related parties	547,478
Period after which receivable is due after the issuance of invoices	5 days
Qihoo
Related party transactions
Advertising expense	2,524,824
Amount due to related parties

COMMITMENTS AND CONTINGENCIES (Details) (USD $)	12 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2011	Dec. 31, 2010
Lease commitment
2013	$ 4,202,717
2014	1,833,078
2015	620,570
2016	200,114
2017 and after	216,361
Total	7,072,840
Lease rentals
Rental expenses	10,330,829	11,097,836	10,137,032
Contingent rentals	837,856	924,349	1,224,443
Contingencies
Number of purported class action complaints	2
Capital Commitment
Capital Commitment
Capital expenditures contracted	$ 4,176,889

SUBSEQUENT EVENTS (Details) (USD $)	12 Months Ended				1 Months Ended		1 Months Ended		0 Months Ended			0 Months Ended
	Dec. 31, 2012	Feb. 01, 2013	Dec. 31, 2011	Dec. 31, 2010	Nov. 30, 2012 Giosis Mecoxlane	Dec. 31, 2012 Giosis Mecoxlane	Nov. 30, 2012 Giosis Giosis Mecoxlane	Dec. 31, 2012 Giosis Giosis Mecoxlane	Feb. 28, 2013 Subsequent Events	Feb. 01, 2013 Subsequent Events	Jan. 31, 2013 Subsequent Events	Feb. 28, 2013 Subsequent Events Restricted shares item	Jan. 30, 2013 Subsequent Events Restricted shares
Subsequent Events
Capital contribution in joint venture, Giosis Mecoxlane	$ 5,000,000				$ 5,000,000		$ 15,000,000
Outstanding equity interest in joint venture (as a percent)						40.00%		60.00%
American Depositary Shares ("ADSs") to ordinary shares ("Shares") ratio	0.1429	0.0286	0.1429	0.1429						7	35
ADS consolidation ratio										0.2
Vesting schedule (as a percent)													100.00%
Vesting period													1 year
Number of directors and employees who tendered award under exchange program												36
Aggregate shares issued under exchange program									47,850,654
Aggregate shares converted under exchange program												43,745,154

Additional Information-Financial Statement Schedule 1 (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current assets:
Cash and cash equivalents	$ 13,291,063	$ 40,097,545	$ 86,011,952	$ 18,757,853
Advances to suppliers and prepaid expenses	6,297,463	2,138,815
Total current assets	74,223,254	103,750,324
TOTAL ASSETS	128,389,962	155,505,184
Equity
Ordinary shares ($0.0001 par value; 10,000,000,000 shares authorized, 405,192,227 and 408,727,673 shares issued, and 405,192,227 and 403,790,426 shares outstanding as of December 31, 2011 and 2012, respectively)	40,873	40,519
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, authorized	10,000,000,000	10,000,000,000
Ordinary shares, issued	408,727,673	405,192,227
Ordinary shares, outstanding	403,790,426	405,192,227
Additional paid-in capital	165,934,265	163,806,117
Treasury stock	(572,168)
Accumulated other comprehensive income	6,292,753	6,201,555
Total Mecox Lane Limited equity	89,816,439	110,601,057
TOTAL LIABILITIES,AND EQUITY	128,389,962	155,505,184
MECOX LANE LIMITED
Current assets:
Cash and cash equivalents	1,493,563	2,096,837	71,002,275	189,939
Advances to suppliers and prepaid expenses	5,000,000
Total current assets	6,493,563	2,096,837
Investments in subsidiaries and affiliates	84,080,181	109,067,623
TOTAL ASSETS	90,573,744	111,164,460
Current liabilities:
Accrued expenses and other current liabilities	757,305	563,403
Equity
Ordinary shares ($0.0001 par value; 10,000,000,000 shares authorized, 405,192,227 and 408,727,673 shares issued, and 405,192,227 and 403,790,426 shares outstanding as of December 31, 2011 and 2012, respectively)	40,873	40,519
Ordinary shares, par value	$ 0.0001
Ordinary shares, authorized	10,000,000,000	10,000,000,000
Ordinary shares, issued	408,727,673	405,192,227
Ordinary shares, outstanding	403,790,426	405,192,227
Additional paid-in capital	165,934,265	163,806,117
Treasury stock	(572,168)
Accumulated deficit	(81,879,287)	(59,447,134)
Accumulated other comprehensive income	6,292,756	6,201,555
Total Mecox Lane Limited equity	89,816,439	110,601,057
TOTAL LIABILITIES,AND EQUITY	$ 90,573,744	$ 111,164,460

Additional Information-Financial Statement Schedule 1 (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating income:
Income (loss) from operations	$ (24,371,950)	$ (34,857,479)	$ 4,961,237
Interest income	2,143,396	2,231,462	440,875
Other income, net	120,315	2,307,270
Net income (loss) attributable to Mecox Lane Limited shareholders	(22,432,150)	(33,223,661)	4,430,609
Other comprehensive income (loss), net of tax:
Change in cumulative foreign currency translation adjustment	91,198	3,909,408	942,264
Comprehensive income (loss) attributable to Mecox Lane Limited shareholders	(22,340,952)	(29,314,253)	5,372,873
MECOX LANE LIMITED
Operating income:
Royalty income from affiliates			4,745,895
General and administrative expense	(4,064,063)	(6,607,185)	(6,596,081)
Income (loss) from operations	(4,064,063)	(6,607,185)	(1,850,186)
Interest income	2,007	1,075,624	110,383
Other income, net	121,342	2,308,508
Equity in earnings (losses) of equity method investees	(18,491,436)	(30,000,608)	6,170,412
Net income (loss) attributable to Mecox Lane Limited shareholders	(22,432,150)	(33,223,661)	4,430,609
Other comprehensive income (loss), net of tax:
Change in cumulative foreign currency translation adjustment	91,198	3,909,408	942,264
Comprehensive income (loss) attributable to Mecox Lane Limited shareholders	$ (22,340,952)	$ (29,314,253)	$ 5,372,873

Additional Information-Financial Statement Schedule 1 (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Additional Information-Financial Statement Schedule 1
Restricted portion of registered capital and general reserve fund unavailable for distribution in the form of dividends, loans or advances	$ 84,918,182	$ 85,318,122
Cash flows from operating activities:
Net income (loss) attributable to Mecox Lane Limited shareholders	(22,432,150)	(33,223,661)	4,430,609
Adjustments to reconcile net income to net cash provided (used in) by operating activities:
Share-based compensation	2,119,171	4,353,607	3,345,896
Changes in operating assets and liabilities:
Amount due from subsidiaries and affiliates	356,090	(356,090)
Other receivables	1,782,226	3,153,303	(5,856,605)
Net cash used in operating activities	(10,989,901)	(19,709,258)	(5,874,045)
Cash flows from investing activities:
Investing in Joint Venture	5,000,000
Net cash used in investing activities	(15,611,120)	(24,404,804)	(30,191,561)
Cash flows from financing activities
Gross proceeds from issuance of ordinary shares from initial public offering			105,229,853
Offering expense incurred/(refund)		15,418	(3,096,180)
Repurchase of fraction shares during ADS conversion		(5)
Collection of note receivable from option exercise	9,325		556,988
Repurchase of treasury stock	(572,168)
Net cash provided by (used in) financing activities	(562,843)	15,413	102,690,661
Net increase (decrease) in cash and cash equivalents	(26,806,482)	(45,914,407)	67,254,099
Cash and cash equivalents at beginning of year	40,097,545	86,011,952	18,757,853
Cash and cash equivalents at end of year	13,291,063	40,097,545	86,011,952
Non-cash financing activities:
Deferred initial public offering cost			(493,271)
MECOX LANE LIMITED
Cash flows from operating activities:
Net income (loss) attributable to Mecox Lane Limited shareholders	(22,432,150)	(33,223,661)	4,430,609
Adjustments to reconcile net income to net cash provided (used in) by operating activities:
Share-based compensation	2,119,171	4,353,607	3,345,896
Equity in earnings (losses) of subsidiaries	18,491,436	30,000,608	(6,170,412)
Changes in operating assets and liabilities:
Amount due from subsidiaries and affiliates		383,536	3,639,423
Other receivables		101,933	(101,933)
Accrued expenses and other current liabilities	193,901	472,478	(128,751)
Net cash used in operating activities	(1,627,642)	2,088,501	5,014,832
Cash flows from investing activities:
Investing in Joint Venture	5,000,000
Investment in subsidiaries and affiliates	6,596,536	(71,009,352)	(36,893,157)
Net cash used in investing activities	1,596,536	(71,009,352)	(36,893,157)
Cash flows from financing activities
Gross proceeds from issuance of ordinary shares from initial public offering			105,229,853
Offering expense incurred/(refund)		15,418	(3,096,180)
Repurchase of fraction shares during ADS conversion		(5)
Collection of note receivable from option exercise			556,988
Repurchase of treasury stock	(572,168)
Net cash provided by (used in) financing activities	(572,168)	15,413	102,690,661
Net increase (decrease) in cash and cash equivalents	(603,274)	(68,905,438)	70,812,336
Cash and cash equivalents at beginning of year	2,096,837	71,002,275	189,939
Cash and cash equivalents at end of year	1,493,563	2,096,837	71,002,275
Non-cash financing activities:
Deferred initial public offering cost			$ (493,271)